                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05188
                                  ----------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                          (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  09-30-2008
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VP BALANCED
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 54.8%
AEROSPACE & DEFENSE - 1.9%
            18,143  Boeing Co.                                      $  1,040,345
             5,062  General Dynamics Corp.                               372,664
             1,125  Goodrich Corp.                                        46,800
               937  L-3 Communications Holdings, Inc.                     92,126
             7,739  Lockheed Martin Corp.                                848,736
             2,517  Northrop Grumman Corp.                               152,379
             3,260  Raytheon Co.                                         174,443
                                                                 ---------------
                                                                       2,727,493
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
             1,172  C.H. Robinson Worldwide Inc.                          59,725
             2,378  FedEx Corp.                                          187,957
             7,679  United Parcel Service, Inc. Cl B                     482,933
                                                                 ---------------
                                                                         730,615
                                                                 ---------------
AIRLINES - 0.1%
             6,370  Southwest Airlines Co.                                92,429
                                                                 ---------------
AUTO COMPONENTS - 0.1%
            13,274  TRW Automotive Holdings Corp.(1)                     211,189
                                                                 ---------------
BEVERAGES - 0.8%
             7,724  Coca-Cola Co. (The)                                  408,445
            10,762  PepsiCo, Inc.                                        767,008
                                                                 ---------------
                                                                       1,175,453
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
            24,145  Amgen Inc.(1)                                      1,431,074
             3,025  Celgene Corp.(1)                                     191,422
             7,973  Cephalon, Inc.(1)                                    617,828
                                                                 ---------------
                                                                       2,240,324
                                                                 ---------------
CAPITAL MARKETS - 2.0%
            16,362  Bank of New York
                    Mellon Corp. (The)                                   533,074
            11,483  Charles Schwab Corp. (The)                           298,558
             2,962  Goldman Sachs Group, Inc. (The)                      379,136
             1,522  Knight Capital Group, Inc. Cl A(1)                    22,617
            13,093  Merrill Lynch & Co., Inc.                            331,253
            10,972  Morgan Stanley                                       252,356
             6,697  Northern Trust Corp.                                 483,523
             2,615  Raymond James Financial, Inc.                         86,243
             8,869  State Street Corp.                                   504,469
                                                                 ---------------
                                                                       2,891,229
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CHEMICALS - 0.2%
               380  Ashland Inc.                                          11,111
             3,656  CF Industries Holdings, Inc.                         334,378
                84  Mosaic Co. (The)                                       5,715
                                                                 ---------------
                                                                         351,204
                                                                 ---------------
COMMERCIAL BANKS - 1.2%
               334  PNC Financial Services Group, Inc.                    24,950
            25,041  Regions Financial Corp.                              240,394
             3,172  Royal Bank of Canada                                 152,319
            36,611  Wells Fargo & Co.                                  1,374,011
                                                                 ---------------
                                                                       1,791,674
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
             2,785  Allied Waste Industries Inc.(1)                       30,941
            14,871  Pitney Bowes, Inc.                                   494,610
             2,063  R.R. Donnelley & Sons Co.                             50,605
                                                                 ---------------
                                                                         576,156
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
            38,490  Cisco Systems Inc.(1)                                868,334
            42,294  Motorola, Inc.                                       301,979
             1,070  QUALCOMM Inc.                                         45,978
                                                                 ---------------
                                                                       1,216,291
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
             5,834  Apple Inc.(1)                                        663,092
            23,723  EMC Corp.(1)                                         283,727
            34,076  Hewlett-Packard Co.                                1,575,675
            21,587  Lexmark International, Inc. Cl A(1)                  703,089
            14,157  Western Digital Corp.(1)                             301,827
                                                                 ---------------
                                                                       3,527,410
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.4%
             3,824  EMCOR Group Inc.(1)                                  100,648
             8,878  Fluor Corp.                                          494,504
                                                                 ---------------
                                                                         595,152
                                                                 ---------------
CONSUMER FINANCE - 0.4%
             5,715  Capital One Financial Corp.                          291,465
            17,364  Discover Financial Services                          239,970
                                                                 ---------------
                                                                         531,435
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
             2,933  Rock-Tenn Co. Cl A                                   117,262

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,252  Sonoco Products Co.                                   37,159
                                                                 ---------------
                                                                         154,421
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.3%
            16,145  H&R Block, Inc.                                      364,070
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
            27,670  Bank of America Corp.                                968,450
            34,891  Citigroup Inc.                                       715,614
            27,192  JPMorgan Chase & Co.                               1,269,867
                                                                 ---------------
                                                                       2,953,931
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.3%
            44,238  AT&T Inc.                                          1,235,125
             1,040  CenturyTel Inc.                                       38,116
             1,280  Embarq Corp.                                          51,904
            16,522  Verizon Communications Inc.                          530,191
             3,939  Windstream Corp.                                      43,093
                                                                 ---------------
                                                                       1,898,429
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
             2,316  Edison International                                  92,408
             7,828  Entergy Corp.                                        696,771
             1,166  Exelon Corp.                                          73,015
             5,693  FPL Group, Inc.                                      286,358
                                                                 ---------------
                                                                       1,148,552
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.2%
             5,994  Emerson Electric Co.                                 244,495
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 0.4%
            67,721  Celestica Inc.(1)                                    436,124
            19,712  Jabil Circuit, Inc.                                  188,052
                                                                 ---------------
                                                                         624,176
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.3%
             8,487  ENSCO International Inc.                             489,105
             7,301  FMC Technologies Inc.(1)                             339,862
             7,806  Halliburton Co.                                      252,836
             6,398  National Oilwell Varco, Inc.(1)                      321,372
               736  Noble Corp.                                           32,310
             2,690  Oil States International, Inc.(1)                     95,092
             4,818  Schlumberger Ltd.                                    376,238
                                                                 ---------------
                                                                       1,906,815
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.9%
             3,055  Costco Wholesale Corp.                               198,361
            33,678  Kroger Co. (The)                                     925,471
            14,826  SYSCO Corp.                                          457,086
            19,451  Wal-Mart Stores, Inc.                              1,164,921
                                                                 ---------------
                                                                       2,745,839
                                                                 ---------------
FOOD PRODUCTS - 1.1%
             8,472  General Mills, Inc.                                  582,197
            10,600  H.J. Heinz Co.                                       529,046
             4,173  Hershey Co. (The)                                    165,000
            10,639  Kraft Foods Inc. Cl A                                348,427
                                                                 ---------------
                                                                       1,624,670
                                                                 ---------------
GAS UTILITIES - 0.1%
             2,615  Nicor Inc.                                           115,975
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
             4,815  Baxter International Inc.                            316,008
             1,904  Becton, Dickinson & Co.                              152,815
            11,324  Medtronic, Inc.                                      567,333
                                                                 ---------------
                                                                       1,036,156
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.2%
            18,099  CIGNA Corp.                                          615,004
            10,471  Express Scripts, Inc.(1)                             772,969
             1,688  Owens & Minor Inc.                                    81,868
             6,445  WellPoint Inc.(1)                                    301,433
                                                                 ---------------
                                                                       1,771,274
                                                                 ---------------
HEALTH CARE TECHNOLOGY(2)
             1,610  IMS Health Inc.                                       30,445
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
            22,046  McDonald's Corp.                                   1,360,238
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
             1,508  NVR, Inc.(1)                                         862,576
               195  Tupperware Brands Corp.                                5,388
                                                                 ---------------
                                                                         867,964
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.4%
             4,884  Colgate-Palmolive Co.                                368,009

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            22,686  Procter & Gamble Co. (The)                         1,580,988
                                                                 ---------------
                                                                       1,948,997
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.3%
             3,215  NRG Energy Inc.(1)                                    79,571
            48,637  Reliant Energy, Inc.(1)                              357,482
                                                                 ---------------
                                                                         437,053
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
            47,107  General Electric Co.                               1,201,229
                                                                 ---------------
INSURANCE - 2.0%
             6,891  ACE Ltd.                                             373,010
            11,169  American Financial Group, Inc.                       329,486
             4,584  Arch Capital Group Ltd.(1)                           334,770
             8,982  Aspen Insurance Holdings Ltd.                        247,005
             6,649  Chubb Corp.                                          365,030
             4,865  MetLife, Inc.                                        272,440
             6,265  Prudential Financial, Inc.                           451,079
             9,801  Travelers Companies, Inc. (The)                      443,005
                                                                 ---------------
                                                                       2,815,825
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
               301  Amazon.com, Inc.(1)                                   21,901
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.4%
             1,333  Google Inc. Cl A(1)                                  533,893
                                                                 ---------------
IT SERVICES - 3.0%
            24,703  Accenture Ltd. Cl A                                  938,714
             8,640  Alliance Data Systems Corp.(1)                       547,603
            16,347  International Business
                    Machines Corp.                                     1,911,945
             4,456  Metavante Technologies, Inc.(1)                       85,823
             2,836  Visa Inc. Cl A                                       174,102
            25,011  Western Union Co. (The)                              617,021
                                                                 ---------------
                                                                       4,275,208
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
             4,791  Hasbro, Inc.                                         166,344
             6,658  Polaris Industries Inc.                              302,872
                                                                 ---------------
                                                                         469,216
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.1%
             2,861  Invitrogen Corp.(1)                                  108,146
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MACHINERY - 0.7%
             3,069  AGCO Corp.(1)                                        130,770
            14,129  Caterpillar Inc.                                     842,088
             1,460  Dover Corp.                                           59,203
                                                                 ---------------
                                                                       1,032,061
                                                                 ---------------
MEDIA - 1.5%
            61,672  Comcast Corp. Cl A                                 1,210,621
             4,558  DIRECTV Group, Inc. (The)(1)                         119,283
            15,072  DISH Network Corp. Cl A(1)                           316,512
             2,371  Omnicom Group Inc.                                    91,426
            13,715  Walt Disney Co. (The)                                420,913
                                                                 ---------------
                                                                       2,158,755
                                                                 ---------------
METALS & MINING - 0.4%
             8,871  Freeport-McMoRan Copper &
                    Gold, Inc.                                           504,316
             2,583  Reliance Steel &
                    Aluminum Company                                      98,077
                                                                 ---------------
                                                                         602,393
                                                                 ---------------
MULTI-INDUSTRY - 0.9%
            65,126  Financial Select Sector
                    SPDR Fund                                          1,288,844
                                                                 ---------------
MULTI-UTILITIES - 0.4%
            28,056  CenterPoint Energy, Inc.                             408,776
             1,336  DTE Energy Co.                                        53,373
             3,926  Public Service
                    Enterprise Group Inc.                                128,734
                                                                 ---------------
                                                                         590,883
                                                                 ---------------
MULTILINE RETAIL - 0.5%
            18,356  Big Lots, Inc.(1)                                    510,847
             9,116  Macy's Inc.                                          163,906
                                                                 ---------------
                                                                         674,753
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.9%
             3,410  Apache Corp.                                         355,595
            17,235  Chevron Corp.                                      1,421,542
            23,033  ConocoPhillips                                     1,687,166
             3,473  Devon Energy Corp.                                   316,738
            52,869  Exxon Mobil Corp.                                  4,105,806
             4,604  Frontline Ltd.                                       221,314
             1,648  Hess Corp.                                           135,268
               540  Massey Energy Co.                                     19,262
             5,760  McMoRan Exploration Co.(1)                           136,166
             1,379  Noble Energy Inc.                                     76,659
             6,835  Occidental Petroleum Corp.                           481,526
             9,160  Spectra Energy Corp.                                 218,008
             9,315  Stone Energy Corp.(1)                                394,304
             3,231  Sunoco, Inc.                                         114,959

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,833  W&T Offshore Inc.                                    104,603
                                                                 ---------------
                                                                       9,788,916
                                                                 ---------------
PHARMACEUTICALS - 3.5%
            24,849  Eli Lilly & Co.                                    1,094,101
            35,654  Johnson & Johnson                                  2,470,108
             5,527  Merck & Co., Inc.                                    174,432
            54,814  Pfizer Inc.                                        1,010,770
            15,333  Schering-Plough Corp.                                283,201
                                                                 ---------------
                                                                       5,032,612
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
             3,803  Host Hotels & Resorts Inc.                            50,542
               925  Public Storage                                        91,584
                                                                 ---------------
                                                                         142,126
                                                                 ---------------
ROAD & RAIL - 0.6%
             2,259  Burlington Northern
                    Santa Fe Corp.                                       208,799
             3,141  CSX Corp.                                            171,404
             2,915  Norfolk Southern Corp.                               193,002
             3,993  Union Pacific Corp.                                  284,143
                                                                 ---------------
                                                                         857,348
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.5%
            54,436  Amkor Technology Inc.(1)                             346,757
            20,390  Intel Corp.                                          381,905
           128,685  LSI Corp.(1)                                         689,752
            40,878  National Semiconductor Corp.                         703,510
                                                                 ---------------
                                                                       2,121,924
                                                                 ---------------
SOFTWARE - 1.6%
             6,922  Adobe Systems Inc.(1)                                273,211
             3,980  Autodesk, Inc.(1)                                    133,529
             2,908  CA, Inc.                                              58,044
            30,278  Microsoft Corp.                                      808,120
            49,918  Symantec Corp.(1)                                    977,394
                                                                 ---------------
                                                                       2,250,298
                                                                 ---------------
SPECIALTY RETAIL - 1.4%
             7,758  AutoZone, Inc.(1)                                    956,872
             3,882  Best Buy Co., Inc.                                   145,575
            39,608  Gap, Inc. (The)                                      704,230
             8,494  RadioShack Corp.                                     146,776
                                                                 ---------------
                                                                       1,953,453
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
TOBACCO - 0.6%
            16,295  Altria Group Inc.                                    323,293
            11,847  Philip Morris International Inc.                     569,841
                                                                 ---------------
                                                                         893,134
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES(2)
             9,523  Sprint Nextel Corp.                                   58,090
                                                                 ---------------
TOTAL COMMON STOCKS                                                   78,762,562
(Cost $79,410,702)                                               ---------------

FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 16.1%
     $      51,859  FHLMC, 7.00%, 11/1/13(4)                              54,617
            78,169  FHLMC, 6.50%, 6/1/16(4)                               81,006
            95,514  FHLMC, 6.50%, 6/1/16(4)                              100,172
           708,795  FHLMC, 4.50%, 1/1/19(4)                              697,707
            24,353  FHLMC, 6.50%, 1/1/28(4)                               25,231
            16,653  FHLMC, 6.50%, 6/1/29(4)                               17,243
            20,281  FHLMC, 8.00%, 7/1/30(4)                               22,003
           661,261  FHLMC, 5.50%, 12/1/33(4)                             659,824
           879,794  FHLMC, 5.50%, 1/1/38(4)                              876,095
           367,599  FHLMC, 6.00%, 8/1/38(4)                              372,526
            83,147  FHLMC, 6.50%, 7/1/47(4)                               83,927
         5,138,873  FNMA, 6.00%,
                    settlement date 11/13/08(5)                        5,195,885
         1,518,000  FNMA, 6.50%,
                    settlement date 10/14/08(5)                        1,556,662
             7,402  FNMA, 5.50%, 12/1/08(4)                                7,409
             5,692  FNMA, 6.50%, 11/1/11(4)                                5,906
            11,181  FNMA, 6.00%, 4/1/13(4)                                11,447
             5,833  FNMA, 6.00%, 4/1/13(4)                                 5,972
             2,124  FNMA, 6.00%, 5/1/13(4)                                 2,174
            24,151  FNMA, 6.50%, 6/1/13(4)                                25,081
             3,466  FNMA, 6.50%, 6/1/13(4)                                 3,599
             6,357  FNMA, 6.00%, 7/1/13(4)                                 6,509
            75,564  FNMA, 6.00%, 1/1/14(4)                                77,359
           375,523  FNMA, 4.50%, 5/1/19(4)                               368,944
           363,558  FNMA, 4.50%, 5/1/19(4)                               357,189
             6,956  FNMA, 6.50%, 1/1/28(4)                                 7,206
            25,003  FNMA, 7.00%, 1/1/28(4)                                26,412
            48,215  FNMA, 6.50%, 1/1/29(4)                                49,946
            61,322  FNMA, 7.50%, 7/1/29(4)                                66,379
            18,412  FNMA, 7.50%, 9/1/30(4)                                19,897
            59,447  FNMA, 6.50%, 1/1/32(4)                                61,488
           485,848  FNMA, 5.50%, 6/1/33(4)                               486,006
           808,613  FNMA, 5.50%, 7/1/33(4)                               808,877
           383,894  FNMA, 5.50%, 8/1/33(4)                               384,019
         1,670,285  FNMA, 5.00%, 11/1/33(4)                            1,633,028
         1,716,593  FNMA, 5.50%, 1/1/34(4)                             1,717,760
         1,354,031  FNMA, 5.00%, 8/1/35(4)                             1,321,713
         1,300,609  FNMA, 4.50%, 9/1/35(4)                             1,232,610
         1,698,400  FNMA, 5.00%, 2/1/36(4)                             1,657,863
           544,990  FNMA, 5.50%, 2/1/37(4)                               544,061
           992,303  FNMA, 6.50%, 8/1/37(4)                             1,012,631
            40,466  FNMA, 6.50%, 6/1/47(4)                                40,846
            98,002  FNMA, 6.50%, 8/1/47(4)                                98,921

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           135,544  FNMA, 6.50%, 8/1/47(4)                               136,815
           132,771  FNMA, 6.50%, 9/1/47(4)                               134,016
           230,041  FNMA, 6.50%, 9/1/47(4)                               232,197
           114,749  FNMA, 6.50%, 9/1/47(4)                               115,824
            16,665  FNMA, 6.50%, 9/1/47(4)                                16,821
           161,742  FNMA, 6.50%, 9/1/47(4)                               163,258
            51,930  GNMA, 7.00%, 4/20/26(4)                               54,527
            30,402  GNMA, 7.50%, 8/15/26(4)                               32,845
            11,371  GNMA, 7.00%, 2/15/28(4)                               11,993
            19,773  GNMA, 7.50%, 2/15/28(4)                               21,340
             4,031  GNMA, 6.50%, 5/15/28(4)                                4,155
             3,297  GNMA, 6.50%, 5/15/28(4)                                3,399
            15,737  GNMA, 7.00%, 12/15/28(4)                              16,598
             5,897  GNMA, 8.00%, 12/15/29(4)                               6,474
           102,621  GNMA, 7.00%, 5/15/31(4)                              108,084
           481,135  GNMA, 5.50%, 11/15/32(4)                             483,335
                                                                 ---------------
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            23,325,831
(Cost $23,291,315)                                               ---------------

CORPORATE BONDS - 10.1%
AEROSPACE & DEFENSE - 0.4%
            57,000  Honeywell International Inc.,
                    5.30%, 3/15/17                                        54,365
            70,000  Honeywell International Inc.,
                    5.30%, 3/1/18                                         66,007
           112,000  Lockheed Martin Corp.,
                    Series 2006 B, 6.15%, 9/1/36                         106,765
           155,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       157,698
           134,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        124,966
                                                                 ---------------
                                                                         509,801
                                                                 ---------------
AUTOMOBILES - 0.1%
            70,000  Daimler Finance N.A. LLC,
                    5.875%, 3/15/11                                       69,816
           100,000  Daimler Finance N.A. LLC,
                    6.50%, 11/15/13                                       97,692
                                                                 ---------------
                                                                         167,508
                                                                 ---------------
BEVERAGES - 0.3%
           170,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17                                      168,360
           130,000  Diageo Capital plc,
                    5.75%, 10/23/17                                      124,965
           190,000  SABMiller plc, 6.20%, 7/1/11(6)                      195,077
                                                                 ---------------
                                                                         488,402
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           160,000  Credit Suisse (New York),
                    5.00%, 5/15/13                                       148,420
           180,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        170,323
           100,000  Merrill Lynch & Co., Inc.,
                    6.875%, 4/25/18                                       88,623
           100,000  Morgan Stanley, 6.625%, 4/1/18                        66,282
                                                                 ---------------
                                                                         473,648
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CHEMICALS - 0.1%
           100,000  Air Products & Chemicals, Inc.,
                    4.15%, 2/1/13                                         95,953
            70,000  Rohm & Haas Co.,
                    5.60%, 3/15/13                                        68,771
                                                                 ---------------
                                                                         164,724
                                                                 ---------------
COMMERCIAL BANKS - 0.5%
            80,000  KeyCorp, 6.50%, 5/14/13                               57,642
           130,000  PNC Bank N.A., 4.875%, 9/21/17                       108,797
            80,000  PNC Bank N.A., 6.00%, 12/7/17                         72,639
            97,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                      96,530
           110,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                        65,318
           172,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       102,091
           152,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       151,464
           100,000  Wells Fargo & Co.,
                    4.375%, 1/31/13                                       92,011
                                                                 ---------------
                                                                         746,492
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES(2)
            70,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17                                        68,539
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
           170,000  Hewlett-Packard Co.,
                    4.50%, 3/1/13                                        163,510
                                                                 ---------------
CONSUMER FINANCE - 0.4%
            70,000  American Express Centurion
                    Bank, 4.375%, 7/30/09                                 67,624
           100,000  General Electric Capital Corp.,
                    6.125%, 2/21/11                                       99,446
            60,000  General Electric Capital Corp.,
                    4.80%, 5/1/13                                         54,781
           140,000  General Electric Capital Corp.,
                    5.625%, 9/15/17                                      120,357
            60,000  John Deere Capital Corp.,
                    4.50%, 4/3/13                                         57,325
           157,000  John Deere Capital Corp.,
                    5.50%, 4/13/17                                       145,802
                                                                 ---------------
                                                                         545,335
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
           170,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      163,177
           150,000  Bank of America Corp.,
                    4.90%, 5/1/13                                        135,832
           124,000  Bank of America N.A.,
                    5.30%, 3/15/17                                       103,174
           110,000  Bank of America N.A.,
                    6.00%, 10/15/36                                       91,732
           100,000  Citigroup Inc., 5.50%, 4/11/13                        87,370
            90,000  Citigroup Inc., 5.00%, 9/15/14                        69,088
            90,000  Citigroup Inc., 6.125%, 5/15/18                       74,648
           130,000  Pricoa Global Funding I,
                    5.40%, 10/18/12(6)                                   130,345
                                                                 ---------------
                                                                         855,366
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.8%
           154,000  AT&T Corp., 7.30%, 11/15/11                          160,024
           110,000  AT&T Inc., 6.80%, 5/15/36                             96,984
            30,000  AT&T Inc., 6.40%, 5/15/38                             25,188
            24,000  BellSouth Corp., 6.875%, 10/15/31                     21,538
           120,000  British Telecommunications plc,
                    5.95%, 1/15/18                                       106,527

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            65,000  Embarq Corp., 7.08%, 6/1/16                           52,723
            30,000  Qwest Corp., 7.875%, 9/1/11                           28,950
            60,000  Qwest Corp., 7.50%, 10/1/14                           52,200
           150,000  Telecom Italia Capital SA,
                    4.00%, 1/14/10                                       145,715
            80,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36                                        72,390
            90,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                        83,017
            70,000  Verizon Communications Inc.,
                    5.50%, 2/15/18                                        61,942
            60,000  Verizon Communications Inc.,
                    6.10%, 4/15/18                                        55,463
            64,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                         52,756
           100,000  Verizon Communications Inc.,
                    6.40%, 2/15/38                                        83,501
                                                                 ---------------
                                                                       1,098,918
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
           147,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        141,582
           118,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17                                 105,789
            79,000  Florida Power Corp.,
                    4.50%, 6/1/10                                         79,654
            70,000  Florida Power Corp.,
                    6.35%, 9/15/37                                        65,832
           120,000  Pacific Gas & Electric Co.,
                    4.20%, 3/1/11                                        117,298
            48,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                         40,964
            60,000  Pacific Gas & Electric Co.,
                    6.35%, 2/15/38                                        54,513
           102,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                        88,967
            60,000  Toledo Edison Co. (The),
                    6.15%, 5/15/37                                        48,873
                                                                 ---------------
                                                                         743,472
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           100,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37                                        99,392
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
            80,000  CVS Caremark Corp.,
                    5.75%, 6/1/17                                         74,884
           130,000  SYSCO Corp., 4.20%, 2/12/13                          128,948
           132,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       134,670
            60,000  Wal-Mart Stores, Inc.,
                    4.25%, 4/15/13                                        58,950
           138,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                       128,931
            80,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                        75,108
            60,000  Wal-Mart Stores, Inc.,
                    6.20%, 4/15/38                                        54,767
                                                                 ---------------
                                                                         656,258
                                                                 ---------------
FOOD PRODUCTS - 0.5%
           205,000  Cadbury Schweppes
                    U.S. Finance LLC,
                    3.875%, 9/30/08(4)(6)                                205,000
           100,000  Cargill Inc., 5.20%, 1/22/13(4)(6)                    96,793
           170,000  General Mills, Inc.,
                    5.65%, 9/10/12                                       171,741
            70,000  Kellogg Co., 6.60%, 4/1/11                            72,721
           100,000  Kellogg Co., 5.125%, 12/3/12                          99,808
           100,000  Kraft Foods Inc., 6.00%, 2/11/13                      99,482
                                                                 ---------------
                                                                         745,545
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
           220,000  Baxter Finco BV, 4.75%, 10/15/10                     224,450
           150,000  Baxter International Inc.,
                    5.90%, 8/31/16                                       150,810

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            70,000  Baxter International Inc.,
                    6.25%, 12/1/37                                        66,450
                                                                 ---------------
                                                                         441,710
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.3%
           170,000  McDonald's Corp., 5.35%, 3/1/18                      164,801
            70,000  McDonald's Corp.,
                    6.30%, 10/15/37                                       67,958
            90,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                        77,850
            70,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37                                      59,132
                                                                 ---------------
                                                                         369,741
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
            70,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                        70,229
           100,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                         93,057
                                                                 ---------------
                                                                         163,286
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
           357,000  General Electric Co.,
                    5.00%, 2/1/13                                        329,115
            70,000  General Electric Co.,
                    5.25%, 12/6/17                                        61,360
                                                                 ---------------
                                                                         390,475
                                                                 ---------------
INSURANCE - 0.6%
           125,000  Hartford Financial Services
                    Group Inc. (The),
                    5.375%, 3/15/17                                      107,479
            70,000  Hartford Financial Services
                    Group Inc. (The), 6.30%, 3/15/18                      63,555
            50,000  Hartford Financial Services
                    Group Inc. (The), 6.00%, 1/14/19                      43,821
           140,000  Lincoln National Corp.,
                    6.30%, 10/9/37                                       117,455
           150,000  MetLife Global Funding I,
                    5.125%, 4/10/13(6)                                   145,866
           160,000  New York Life Global Funding,
                    4.65%, 5/9/13(6)                                     160,062
           100,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17                                        89,291
            80,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                        57,498
            70,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                        60,723
                                                                 ---------------
                                                                         845,750
                                                                 ---------------
MACHINERY(2)
            70,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12                                 68,198
                                                                 ---------------
MEDIA - 0.7%
           144,000  Comcast Corp., 5.90%, 3/15/16                        132,100
            60,000  Comcast Corp., 5.70%, 5/15/18                         52,427
            60,000  Comcast Corp., 6.40%, 5/15/38                         48,019
            80,000  News America Holdings,
                    7.75%, 1/20/24                                        79,771
           100,000  Pearson Dollar Finance Two plc,
                    6.25%, 5/6/18(6)                                      96,095
           190,000  Rogers Cable, Inc.,
                    6.25%, 6/15/13                                       190,176
           190,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12                                        180,863
           160,000  Time Warner Cable Inc.,
                    6.75%, 7/1/18                                        149,584
            50,000  Time Warner Inc.,
                    5.50%, 11/15/11                                       48,030

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            24,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       20,849
                                                                 ---------------
                                                                         997,914
                                                                 ---------------
METALS & MINING - 0.2%
           190,000  Rio Tinto Finance USA Ltd.,
                    5.875%, 7/15/13                                      186,428
            58,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16(6)                                    52,308
                                                                 ---------------
                                                                         238,736
                                                                 ---------------
MULTI-UTILITIES - 0.2%
            70,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17                                62,635
           100,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37                                  79,153
            76,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                       75,686
           140,000  NSTAR Electric Co.,
                    5.625%, 11/15/17                                     134,825
                                                                 ---------------
                                                                         352,299
                                                                 ---------------
MULTILINE RETAIL - 0.2%
            70,000  Kohl's Corp., 6.875%, 12/15/37                        60,340
            52,000  Macys Retail Holdings, Inc.,
                    5.35%, 3/15/12                                        47,943
           180,000  Macys Retail Holdings, Inc.,
                    5.875%, 1/15/13                                      163,272
                                                                 ---------------
                                                                         271,555
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.7%
            70,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17                                        61,253
            70,000  Canadian Natural Resources Ltd.,
                    6.75%, 2/1/39                                         57,737
           130,000  Enbridge Energy Partners LP,
                    6.50%, 4/15/18                                       120,089
           232,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                        230,195
            80,000  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17                                        74,731
           110,000  Nexen Inc., 6.40%, 5/15/37                            87,125
           181,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                183,497
            40,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37                                       34,366
           101,000  XTO Energy Inc., 5.30%, 6/30/15                       94,046
            80,000  XTO Energy Inc., 6.10%, 4/1/36                        66,280
            30,000  XTO Energy Inc., 6.375%, 6/15/38                      24,509
                                                                 ---------------
                                                                       1,033,828
                                                                 ---------------
PHARMACEUTICALS - 0.6%
            85,000  Abbott Laboratories,
                    5.875%, 5/15/16                                       84,943
            50,000  Abbott Laboratories,
                    5.60%, 11/29/17                                       48,551
           310,000  AstraZeneca plc, 5.40%, 9/15/12                      311,695
           110,000  AstraZeneca plc, 5.90%, 9/15/17                      108,422
           160,000  GlaxoSmithKline Capital Inc.,
                    4.85%, 5/15/13                                       157,236
            90,000  GlaxoSmithKline Capital Inc.,
                    6.375%, 5/15/38                                       84,545
            77,000  Wyeth, 5.95%, 4/1/37                                  69,474
                                                                 ---------------
                                                                         864,866
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
           140,000  ProLogis, 5.625%, 11/15/16                           119,439
                                                                 ---------------
ROAD & RAIL - 0.1%
           100,000  Union Pacific Corp.,
                    5.75%, 11/15/17                                       92,719
                                                                 ---------------
SOFTWARE - 0.4%
            75,000  Intuit Inc., 5.75%, 3/15/17                           66,439
           161,000  Oracle Corp., 5.00%, 1/15/11                         164,951
           330,000  Oracle Corp., 5.75%, 4/15/18                         306,953
                                                                 ---------------
                                                                         538,343
                                                                 ---------------
SPECIALTY RETAIL(2)
            70,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12                                        71,460
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           120,000  Rogers Communications, Inc.,
                    6.80%, 8/15/18                                       113,644
            92,000  Vodafone Group plc,
                    5.625%, 2/27/17                                       81,858
                                                                 ---------------
                                                                         195,502
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 14,582,731
(Cost $15,686,057)                                               ---------------

COMMERCIAL MORTGAGE-BACKED
SECURITIES(3) - 5.0%
PRIVATE SPONSOR - 5.0%
         3,266,296  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.63%, 10/1/08(4)                                     48,556
           450,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%,
                    11/10/38(4)                                          435,169
           300,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%,
                    12/10/16(4)                                          272,492
         5,192,833  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.72%, 10/1/08                                       117,488
           352,646  Bear Stearns Commercial
                    Mortgage Securities Trust,
                    Series 2006 BBA7, Class A1,
                    VRN, 2.60%, 10/15/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.11% with no caps(6)                           329,282
            19,514  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    2.59%, 10/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps(6)                                 18,572
           150,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2000 C1, Class B, VRN,
                    7.66%, 10/14/08(4)                                   153,939
           300,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34(4)                                    301,398
           300,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37(4)                                    297,170
         1,500,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKP1, Class B,
                    6.57%, 12/15/35(4)                                 1,504,459

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           200,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 2.67%, 10/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps(6)                                           183,388
           500,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42                         490,293
            69,871  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 2.58%, 10/6/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps(6)                                            62,863
           126,210  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1 VRN,
                    2.58%, 10/6/08, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps                                   113,426
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class A3
                    SEQ, 3.85%, 5/15/27(4)                               943,403
           300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(4)                            295,365
           399,186  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(4)                            392,081
           900,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(4)                            857,045
            57,242  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    2.57%, 10/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps(6)                                 51,894
           269,117  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    2.56%, 10/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(4)(6)                             244,818
                                                                 ---------------
TOTAL COMMERCIAL
MORTGAGE-BACKED SECURITIES                                             7,113,101
(Cost $7,396,371)                                                ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 3.4%
PRIVATE SPONSOR - 1.7%
           394,868  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(4)                                    360,332
         1,344,104  Countrywide Home Loans
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(4)                                 1,057,743
           503,076  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    VRN, 4.41%, 10/1/08(4)                               502,575
            29,180  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                       24,718
           240,493  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 3.33%, 10/27/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(4)                           225,459
           275,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    VRN, 4.59%, 10/1/08(4)                               266,578
                                                                 ---------------
                                                                       2,437,405
                                                                 ---------------
U.S. GOVERNMENT AGENCY - 1.7%
           447,708  FHLMC, Series 2527,
                    Class BN SEQ, 5.00%, 2/15/16                         449,741
           390,027  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15                                       392,769
           350,000  FHLMC, Series 2926,
                    Class EW SEQ, 5.00%, 1/15/25                         333,141
           150,498  FHLMC, Series 2937,
                    Class KA, 4.50%, 12/15/14                            150,841
           122,000  FNMA, Series 2003-92,
                    Class PD, 4.50%, 3/25/17                             121,445
           675,976  FNMA, Series 2005-63,
                    Class HA SEQ, 5.00%, 4/25/23                         678,478

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           323,129  FNMA, Series 2006-44,
                    Class OA, 5.50%, 12/25/26                            328,584
                                                                 ---------------
                                                                       2,454,999
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                   4,892,404
(Cost $5,208,054)                                                ---------------

U.S. TREASURY SECURITIES - 2.7%
           580,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(4)                                   779,602
           190,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(4)                                    237,916
           297,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(4)                                    316,769
           850,103  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(4)                             884,240
           476,096  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/13/14(4)                             474,720
           734,846  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/14/18(4)                            694,430
           430,000  U.S. Treasury Notes,
                    4.00%, 2/14/14(4)                                    451,803
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                         3,839,480
(Cost $3,881,026)                                                ---------------

MUNICIPAL SECURITIES - 2.2%
         1,100,000  Clark County School District GO,
                    Series 2004 D, (Building Bonds),
                    5.00%, 12/15/14, Prerefunded
                    at 100% of Par (MBIA)(4)(7)                        1,184,117
         1,100,000  Clark County School District GO,
                    Series 2005 C, (Building Bonds),
                    5.00%, 12/15/15, Prerefunded
                    at 100% of Par (FSA)(4)(7)                         1,183,853
           415,000  Georgia GO, Series 2008 B,
                    5.00%, 7/1/18                                        437,410
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        282,954
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             3,088,334
(Cost $3,126,654)                                                ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 1.9%
           516,534  FHLMC, 6.79%, 8/1/36(4)                              528,851
           841,578  FHLMC, 6.00%, 11/1/36(4)                             861,793
           397,194  FNMA, 6.49%, 5/1/36(4)                               405,404
           269,597  FNMA, 6.42%, 9/1/36(4)                               277,889
           318,757  FNMA, 6.46%, 9/1/36(4)                               328,076
           361,106  FNMA, 5.95%, 6/1/37(4)                               368,175
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                      2,770,188
(Cost $2,760,304)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.4%
           600,000  FNMA, 5.00%, 2/13/17(4)                              614,341

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,290,000  FNMA, 5.375%, 6/12/17(4)                           1,354,878
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                1,969,219
(Cost $2,031,448)                                                ---------------

ASSET-BACKED SECURITIES(3) - 0.4%
            49,155  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    3.25%, 10/27/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                    48,641
           300,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ, 5.21%,
                    12/15/11(4)                                          299,693
            54,694  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    3.25%, 10/27/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                    54,111
            71,769  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 2.79%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                          71,503
            53,725  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 2.81%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps                                               53,567
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                            527,515
(Cost $529,325)                                                  ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.2%
            44,000  Hydro-Quebec, 8.40%, 1/15/22                          58,778
           170,000  Province of Quebec,
                    5.00%, 7/17/09                                       173,039
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   231,817
(Cost $222,135)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 4.7%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $6,817,313), in a joint trading
account at 0.03%, dated 9/30/08, due 10/1/08
(Delivery value $6,700,006)(4)                                         6,700,000
                                                                 ---------------
(Cost $6,700,000)

TOTAL INVESTMENT SECURITIES - 102.9%                                 147,803,182
                                                                 ---------------
(Cost $150,243,391)

OTHER ASSETS AND LIABILITIES - (2.9)%                                (4,223,276)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $143,579,906
                                                                 ===============

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased                  Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
101 U.S. Treasury 2-Year Notes   December 2008      $21,557,188       $124,445
 42 U.S. Treasury 5-Year Notes   December 2008        4,713,844         10,874
                                                  ------------------------------
                                                    $26,271,032       $135,319
                                                  ==============================

                                  Expiration      Underlying Face    Unrealized
Contracts Sold                       Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
 29 U.S. Long Bond               December 2008       $3,397,984        $22,138
                                                  ==============================

SWAP AGREEMENTS
                                                                     Unrealized
Notional Amount   Description of Agreement        Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$ 70,000          Pay quarterly a fixed rate      March 2013           $(1,019)
                  equal to 0.70% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Rohm & Haas Co., par value
                  of the proportional notional
                  amount of Rohm & Haas Co.,
                  7.85%, 7/15/29.
 270,000          Pay quarterly a fixed rate      June 2013               (184)
                  equal to 0.60% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  Marsh & McLennan Companies,
                  Inc., par value of the
                  proportional notional amount
                  of Marsh & McLennan Companies,
                  Inc., 5.375%, 7/15/14.
 350,000          Pay quarterly a fixed rate      June 2013              4,333
                  equal to 1.28% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Staples, Inc., par value
                  of the proportional notional
                  amount of Staples, Inc.,
                  7.375%, 10/1/12.
 750,000          Pay quarterly a fixed rate      March 2017            20,542
                  equal to 0.12% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Pfizer Inc., par value of
                  the proportional notional
                  amount of Pfizer Inc., 4.65%,
                  3/1/18.
 390,000          Pay quarterly a fixed rate      September 2017        36,184
                  equal to 0.64% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  JPMorgan Chase & Co., par
                  value of the proportional
                  notional amount of JPMorgan
                  Chase & Co., 6.75%, 2/1/11.
                                                                     -----------
                                                                       $59,856
                                                                     ===========

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
MBIA = MBIA Insurance Corporation
SEQ = Sequential Payer
SPDR = Standard and Poor's Depositary Receipt
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2008.
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Security, or a portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.
(5) Forward commitment.
(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at September 30, 2008 was $1,972,363, which represented 1.4% of total net assets.
(7) Escrowed to maturity in U.S. government securities or state and local government securities.

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of September
30, 2008:

                                                                 UNREALIZED GAIN
                                                   VALUE OF      (LOSS) ON OTHER
                                                  INVESTMENT        FINANCIAL
           VALUATION INPUTS                       SECURITIES       INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                          $ 78,762,562        $157,457
Level 2 - Other Significant Observable Inputs      69,040,620          59,856
Level 3 - Significant Unobservable Inputs                   -               -
                                               ---------------------------------
                                                 $147,803,182        $217,313
                                               =================================
* Includes futures contracts and swap agreements.

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $150,995,730
                                                                 ===============
Gross tax appreciation of investments                              $  8,437,707
Gross tax depreciation of investments                               (11,630,255)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ (3,192,548)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VP CAPITAL APPRECIATION FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
AEROSPACE & DEFENSE - 1.6%
            37,800  Alliant Techsystems Inc.(1)                     $  3,550,932
            22,500  Lockheed Martin Corp.                              2,467,575
                                                                 ---------------
                                                                       6,018,507
                                                                 ---------------
BEVERAGES - 0.3%
            28,288  Central European
                    Distribution Corp.(1)                              1,284,558
                                                                 ---------------
BIOTECHNOLOGY - 6.3%
             9,900  Alexion Pharmaceuticals Inc.(1)                      389,070
            45,900  BioMarin Pharmaceutical Inc.(1)                    1,215,891
            84,900  Celgene Corp.(1)                                   5,372,472
           357,051  CSL Ltd. ORD                                      10,771,776
           245,800  Grifols SA ORD                                     6,269,167
                                                                 ---------------
                                                                      24,018,376
                                                                 ---------------
CAPITAL MARKETS - 2.8%
            45,000  Charles Schwab Corp. (The)                         1,170,000
            87,516  Janus Capital Group Inc.                           2,124,888
            23,767  Lazard Ltd. Cl A                                   1,016,277
            36,100  Merrill Lynch & Co., Inc.                            913,330
           131,110  Raymond James Financial, Inc.                      4,324,008
            43,200  Waddell & Reed Financial, Inc.
                    Cl A                                               1,069,200
                                                                 ---------------
                                                                      10,617,703
                                                                 ---------------
CHEMICALS - 3.7%
            31,000  K+S AG ORD                                         2,170,048
           121,960  Monsanto Co.                                      12,071,600
                                                                 ---------------
                                                                      14,241,648
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
            58,000  Copart, Inc.(1)                                    2,204,000
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.5%
            52,143  Apple Inc.(1)                                      5,926,573
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.4%
           174,200  Quanta Services, Inc.(1)                           4,705,142
            20,839  Shaw Group Inc. (The)(1)                             640,382
                                                                 ---------------
                                                                       5,345,524
                                                                 ---------------
CONTAINERS & PACKAGING - 2.4%
           274,100  Crown Holdings Inc.(1)                             6,087,761

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            33,000  Rock-Tenn Co. Cl A                                 1,319,340
           124,600  Temple-Inland Inc.                                 1,901,396
                                                                 ---------------
                                                                       9,308,497
                                                                 ---------------
DISTRIBUTORS - 0.9%
           210,400  LKQ Corp.(1)                                       3,570,488
                                                                 ---------------
DIVERSIFIED - 3.4%
            99,300  Midcap SPDR Trust Series 1                        13,132,425
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 3.2%
            47,800  Apollo Group, Inc. Cl A(1)                         2,834,540
           104,066  DeVry Inc.                                         5,155,430
            32,800  New Oriental Education &
                    Technology Group Inc. ADR(1)                       2,107,072
             9,900  Strayer Education, Inc.                            1,982,574
                                                                 ---------------
                                                                      12,079,616
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.5%
            29,054  Energy Conversion Devices Inc.(1)                  1,692,396
             9,176  First Solar Inc.(1)                                1,733,438
            27,200  Vestas Wind Systems AS ORD(1)                      2,368,315
                                                                 ---------------
                                                                       5,794,149
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 1.1%
            48,923  Dolby Laboratories Inc. Cl A(1)                    1,721,600
            66,900  FLIR Systems, Inc.(1)                              2,570,298
                                                                 ---------------
                                                                       4,291,898
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.2%
            43,600  Dresser-Rand Group Inc.(1)                         1,372,092
            34,396  Hercules Offshore Inc.(1)                            521,443
            60,900  Pride International Inc.(1)                        1,803,249
           197,000  Seadrill Ltd. ORD                                  4,050,004
            41,000  Smith International, Inc.                          2,404,240
            46,000  Songa Offshore ASA ORD (1)                           436,416
           226,300  Weatherford International Ltd.(1)                  5,689,182
                                                                 ---------------
                                                                      16,276,626
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
           114,300  BJ's Wholesale Club Inc.(1)                        4,441,698
                                                                 ---------------
FOOD PRODUCTS - 1.6%
            59,500  H.J. Heinz Co.                                     2,969,645
            35,200  Kellogg Co.                                        1,974,720

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            99,000  Sara Lee Corp.                                     1,250,370
                                                                 ---------------
                                                                       6,194,735
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
            46,300  Baxter International Inc.                          3,038,669
            71,500  Covidien Ltd.                                      3,843,840
            21,900  Edwards Lifesciences Corp.(1)                      1,264,944
            11,500  Gen-Probe Inc.(1)                                    610,075
            69,100  Thoratec Corp.(1)                                  1,813,875
           100,700  Varian Medical Systems, Inc.(1)                    5,752,991
                                                                 ---------------
                                                                      16,324,394
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.7%
           136,400  Express Scripts, Inc.(1)                          10,069,048
           142,300  Medco Health Solutions Inc.(1)                     6,403,500
           183,100  Omnicare, Inc.                                     5,267,787
                                                                 ---------------
                                                                      21,740,335
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
            68,030  Bally Technologies, Inc.(1)                        2,059,948
            44,100  Panera Bread Co. Cl A(1)                           2,244,690
            67,600  WMS Industries Inc.(1)                             2,066,532
                                                                 ---------------
                                                                       6,371,170
                                                                 ---------------
INSURANCE - 0.5%
            62,200  Marsh & McLennan
                    Companies, Inc.                                    1,975,472
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
            25,471  priceline.com Inc.(1)                              1,742,981
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.5%
           183,504  Ariba, Inc.(1)                                     2,592,912
            54,200  Digital River Inc.(1)                              1,756,080
            45,300  Equinix Inc.(1)                                    3,146,538
            90,400  Netease.com ADR(1)                                 2,061,120
                                                                 ---------------
                                                                       9,556,650
                                                                 ---------------
IT SERVICES - 1.8%
            68,600  Global Payments Inc.                               3,077,396
            21,200  MasterCard Inc. Cl A                               3,759,396
                                                                 ---------------
                                                                       6,836,792
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.0%
            29,850  Covance Inc.(1)                                    2,639,039
            71,100  PAREXEL International Corp.(1)                     2,037,726

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           121,000  Thermo Fisher Scientific Inc.(1)                   6,655,000
                                                                 ---------------
                                                                      11,331,765
                                                                 ---------------
MACHINERY - 3.4%
            62,200  Bucyrus International, Inc.                        2,779,096
            47,700  Cummins Inc.                                       2,085,444
            78,294  Flowserve Corp.                                    6,950,158
            25,900  Parker-Hannifin Corp.                              1,372,700
                                                                 ---------------
                                                                      13,187,398
                                                                 ---------------
MEDIA - 0.5%
            77,900  DIRECTV Group, Inc. (The)(1)                       2,038,643
                                                                 ---------------
MULTILINE RETAIL - 2.2%
            82,700  Big Lots, Inc.(1)                                  2,301,541
           112,300  Dollar Tree, Inc.(1)                               4,083,228
            82,100  Family Dollar Stores, Inc.                         1,945,770
                                                                 ---------------
                                                                       8,330,539
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.5%
            68,219  Arena Resources Inc.(1)                            2,650,308
           168,669  Petrohawk Energy Corp.(1)                          3,648,311
            57,600  Southwestern Energy Co.(1)                         1,759,104
            23,921  Whiting Petroleum Corp.(1)                         1,704,610
                                                                 ---------------
                                                                       9,762,333
                                                                 ---------------
PERSONAL PRODUCTS - 1.5%
            83,700  Avon Products, Inc.                                3,479,409
            42,100  Estee Lauder Companies, Inc.
                    (The) Cl A                                         2,101,211
                                                                 ---------------
                                                                       5,580,620
                                                                 ---------------
PROFESSIONAL SERVICES - 0.8%
            41,200  FTI Consulting, Inc.(1)                            2,976,288
                                                                 ---------------
ROAD & RAIL - 4.5%
            28,700  Arkansas Best Corp.                                  966,903
            60,700  Canadian National Railway Co.                      2,903,281
            80,800  CSX Corp.                                          4,409,256
            84,000  Norfolk Southern Corp.                             5,561,640
            47,800  Union Pacific Corp.                                3,401,448
                                                                 ---------------
                                                                      17,242,528
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
            46,000  LDK Solar Co., Ltd. ADR(1)                         1,380,920
            53,200  Linear Technology Corp.                            1,631,112

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           201,200  Marvell Technology Group Ltd.(1)                   1,871,160
           253,500  ON Semiconductor Corp.(1)                          1,713,660
            86,500  Semiconductor HOLDRs Trust                         2,136,550
                                                                 ---------------
                                                                       8,733,402
                                                                 ---------------
SOFTWARE - 7.5%
           554,304  Activision Blizzard, Inc.(1)                       8,552,912
           138,500  McAfee Inc.(1)                                     4,703,460
            16,800  Nintendo Co., Ltd. ORD                             6,994,574
            70,300  Sybase, Inc.(1)                                    2,152,586
            90,514  Ubisoft Entertainment SA ORD(1)                    6,280,145
                                                                 ---------------
                                                                      28,683,677
                                                                 ---------------
SPECIALTY RETAIL - 7.2%
            69,800  Advance Auto Parts, Inc.                           2,768,268
           139,200  American Eagle Outfitters, Inc.                    2,122,800
            94,500  Children's Place Retail
                    Stores, Inc. (The)(1)                              3,151,575
            37,022  GameStop Corp. Cl A(1)                             1,266,523
           120,900  Guess?, Inc.                                       4,206,111
           117,600  Limited Brands, Inc.                               2,036,832
            41,300  PetSmart, Inc.                                     1,020,523
           156,000  Ross Stores, Inc.                                  5,742,360
           158,900  Urban Outfitters Inc.(1)                           5,064,143
                                                                 ---------------
                                                                      27,379,135
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 4.2%
            74,400  Carter's, Inc.(1)                                  1,467,912
            14,000  NIKE, Inc. Cl B                                      936,600
            70,700  Polo Ralph Lauren Corp.                            4,711,448
            83,119  True Religion Apparel, Inc.(1)                     2,148,626
            31,200  Under Armour, Inc. Cl A(1)                           990,912
           130,800  Warnaco Group Inc. (The)(1)                        5,923,932
                                                                 ---------------
                                                                      16,179,430
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.3%
           266,100  Hudson City Bancorp, Inc.                          4,909,545
                                                                 ---------------
TOBACCO - 0.8%
            41,600  Lorillard, Inc.                                    2,959,840
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
            19,000  Fastenal Co.                                         938,410
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.3%
           136,600  MetroPCS
                    Communications, Inc.(1)                            1,911,034
            85,148  NII Holdings, Inc.(1)                              3,228,812
                                                                 ---------------
                                                                       5,139,846
                                                                 ---------------
TOTAL COMMON STOCKS                                                  374,668,214
(Cost $366,357,153)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.4%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $9,361,087), in a joint trading
account at 0.03%, dated 9/30/08,
due 10/1/08 (Delivery value $9,200,008)                                9,200,000
                                                                 ---------------
(Cost $9,200,000)

TOTAL INVESTMENT SECURITIES - 100.3%                                 383,868,214
                                                                 ---------------
(Cost $375,557,153)

OTHER ASSETS AND LIABILITIES - (0.3)%                                (1,072,977)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $382,795,237
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date               Value         Gain (Loss)
--------------------------------------------------------------------------------
 10,125,849  AUD for USD          10/31/08          $ 8,007,329       $(68,505)
  2,285,775  CAD for USD          10/31/08            2,151,331         73,465
 10,811,999  DKK for USD          10/31/08            2,047,197         41,333
  8,218,425  Euro for USD         10/31/08           11,607,505        421,802
517,062,000  JPY for USD          10/31/08            4,886,445          1,875
 20,802,188  NOK for USD          10/31/08            3,534,726        131,517
                                                  ------------------------------
                                                    $32,234,533       $601,487
                                                  ==============================
(Value on Settlement Date $32,836,020)

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
HOLDRs = Holding Company Depositary Receipts
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
SPDR = Standard & Poor's Depositary Receipt
USD = United States Dollar
(1) Non-income producing.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of September
30, 2008:

                                                                    UNREALIZED GAIN (LOSS) ON
                                               VALUE OF INVESTMENT       OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES             INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                            $335,327,769                     -
Level 2 - Other Significant Observable Inputs        48,540,445              $601,487
Level 3 - Significant Unobservable Inputs                     -                     -
                                               ----------------------------------------------
                                                   $383,868,214              $601,487
                                               ==============================================
* Includes forward foreign currency exchange contracts.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $377,104,469
                                                                 ===============
Gross tax appreciation of investments                              $ 36,765,312
Gross tax depreciation of investments                               (30,001,567)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  6,763,745
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VP INCOME & GROWTH FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 4.3%
            72,219  Boeing Co.                                      $  4,141,760
             8,384  General Dynamics Corp.                               617,230
             6,260  Honeywell International Inc.                         260,103
            45,943  Lockheed Martin Corp.                              5,038,568
            76,742  Northrop Grumman Corp.                             4,645,961
             4,213  Raytheon Co.                                         225,438
                                                                 ---------------
                                                                      14,929,060
                                                                 ---------------
BEVERAGES - 1.9%
            67,078  Coca-Cola Enterprises Inc.                         1,124,898
            74,642  Constellation Brands Inc. Cl A(1)                  1,601,817
            58,176  Dr Pepper Snapple Group, Inc.(1)                   1,540,500
            29,868  Molson Coors Brewing Co., Cl B                     1,396,329
            28,404  Pepsi Bottling Group Inc.                            828,545
             2,276  PepsiCo, Inc.                                        162,211
                                                                 ---------------
                                                                       6,654,300
                                                                 ---------------
BIOTECHNOLOGY - 2.3%
           111,344  Amgen Inc.(1)                                      6,599,359
            17,210  Cephalon, Inc.(1)                                  1,333,603
                                                                 ---------------
                                                                       7,932,962
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
            16,903  Masco Corp.                                          303,240
                                                                 ---------------
CAPITAL MARKETS - 3.8%
            51,998  Bank of New York
                    Mellon Corp. (The)                                 1,694,095
           107,127  Charles Schwab Corp. (The)                         2,785,302
            23,139  Goldman Sachs Group, Inc. (The)                    2,961,792
            48,532  Morgan Stanley                                     1,116,236
            14,249  Northern Trust Corp.                               1,028,778
            53,478  Raymond James Financial, Inc.                      1,763,704
            32,298  State Street Corp.                                 1,837,110
                                                                 ---------------
                                                                      13,187,017
                                                                 ---------------
CHEMICALS - 1.7%
             1,182  Ashland Inc.                                          34,562
             3,493  CF Industries Holdings, Inc.                         319,470
           114,775  du Pont (E.I.) de Nemours & Co.                    4,625,432
            25,004  Methanex Corp.                                       497,330
            13,168  Terra Industries Inc.                                387,139
                                                                 ---------------
                                                                       5,863,933
                                                                 ---------------
COMMERCIAL BANKS - 3.0%
             6,547  Cullen/Frost Bankers, Inc.                           382,345
            16,081  International Bancshares Corp.                       434,187

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             1,952  PNC Financial
                    Services Group, Inc.                                 145,814
            12,468  Regions Financial Corp.                              119,693
            41,425  Royal Bank of Canada                               1,989,229
            14,300  SunTrust Banks, Inc.                                 643,357
           103,253  U.S. Bancorp                                       3,719,173
            62,632  Wells Fargo & Co.                                  2,350,579
            16,763  Zions Bancorporation                                 648,728
                                                                 ---------------
                                                                      10,433,105
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
             5,190  Allied Waste Industries Inc.(1)                       57,661
            70,042  R.R. Donnelley & Sons Co.                          1,718,130
                                                                 ---------------
                                                                       1,775,791
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
           113,983  Cisco Systems Inc.(1)                              2,571,457
            32,229  Motorola, Inc.                                       230,115
                                                                 ---------------
                                                                       2,801,572
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.4%
             2,769  Apple Inc.(1)                                        314,725
            30,960  EMC Corp.(1)                                         370,282
           164,517  Hewlett-Packard Co.                                7,607,266
            50,577  Lexmark International, Inc. Cl A(1)                1,647,293
            80,067  Western Digital Corp.(1)                           1,707,028
                                                                 ---------------
                                                                      11,646,594
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.7%
            77,202  EMCOR Group Inc.(1)                                2,031,957
             5,772  Fluor Corp.                                          321,500
               549  Jacobs Engineering Group Inc.(1)                      29,816
             7,582  Perini Corp.(1)                                      195,540
                                                                 ---------------
                                                                       2,578,813
                                                                 ---------------
CONSUMER FINANCE - 0.7%
            30,947  Capital One Financial Corp.                        1,578,297
            63,042  Discover Financial Services                          871,240
                                                                 ---------------
                                                                       2,449,537
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.8%
           201,201  Bank of America Corp.                              7,042,034
           181,617  Citigroup Inc.                                     3,724,965
           123,125  JPMorgan Chase & Co.                               5,749,938
                                                                 ---------------
                                                                      16,516,937
                                                                 ---------------

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.1%
           196,522  AT&T Inc.                                          5,486,894
             9,548  CenturyTel Inc.                                      349,934
             6,473  Embarq Corp.                                         262,480
           222,388  Qwest Communications
                    International Inc.                                   718,313
           225,531  Verizon Communications Inc.                        7,237,291
             3,946  Windstream Corp.                                      43,169
                                                                 ---------------
                                                                      14,098,081
                                                                 ---------------
ELECTRIC UTILITIES - 2.2%
             8,216  Duke Energy Corp.                                    143,205
            85,781  Edison International                               3,422,662
             4,236  Entergy Corp.                                        377,046
            53,115  FPL Group, Inc.                                    2,671,685
            19,753  Progress Energy Inc.                                 851,947
                                                                 ---------------
                                                                       7,466,545
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.3%
            23,776  Emerson Electric Co.                                 969,823
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 0.3%
           160,423  Celestica Inc.(1)                                  1,033,124
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.7%
             5,467  ENSCO International Inc.                             315,063
             7,243  Noble Corp.                                          317,968
            11,129  Oil States International, Inc.(1)                    393,410
            15,188  Patterson-UTI Energy Inc.                            304,064
             8,833  Transocean Inc.(1)                                   970,217
                                                                 ---------------
                                                                       2,300,722
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
             6,815  BJ's Wholesale Club Inc.(1)                          264,831
            11,645  Costco Wholesale Corp.                               756,110
            39,500  Kroger Co. (The)                                   1,085,460
            58,149  Wal-Mart Stores, Inc.                              3,482,543
                                                                 ---------------
                                                                       5,588,944
                                                                 ---------------
FOOD PRODUCTS - 1.9%
            15,208  Corn Products International Inc.                     490,914
            77,766  General Mills, Inc.                                5,344,080
            15,112  J.M. Smucker Co. (The)                               766,027

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             3,983  Kraft Foods Inc. Cl A                                130,443
                                                                 ---------------
                                                                       6,731,464
                                                                 ---------------
GAS UTILITIES - 0.4%
            29,841  Nicor Inc.                                         1,323,448
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
            33,972  Baxter International Inc.                          2,229,582
            60,204  Becton, Dickinson & Co.                            4,831,973
                                                                 ---------------
                                                                       7,061,555
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.9%
            66,264  AMERIGROUP Corp.(1)                                1,673,165
            34,773  Apria Healthcare Group Inc.(1)                       634,260
             6,411  Express Scripts, Inc.(1)                             473,260
             4,935  WellPoint Inc.(1)                                    230,810
                                                                 ---------------
                                                                       3,011,495
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
           103,916  McDonald's Corp.                                   6,411,617
            11,136  WMS Industries Inc.(1)                               340,428
                                                                 ---------------
                                                                       6,752,045
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
            21,781  Lennar Corp.                                         330,853
             3,679  NVR, Inc.(1)                                       2,104,387
             2,779  Pulte Homes Inc.                                      38,823
             3,974  Snap-on Inc.                                         209,271
            41,493  Tupperware Brands Corp.                            1,146,452
                                                                 ---------------
                                                                       3,829,786
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.4%
             2,128  Church & Dwight Co., Inc.                            132,128
             6,255  Clorox Co.                                           392,126
            82,383  Kimberly-Clark Corp.                               5,341,714
            84,643  Procter & Gamble Co. (The)                         5,898,770
                                                                 ---------------
                                                                      11,764,738
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
           176,655  Reliant Energy, Inc.(1)                            1,298,414
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
           202,143  General Electric Co.                               5,154,647
                                                                 ---------------

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
INSURANCE - 3.9%
            78,749  ACE Ltd.                                           4,262,682
            25,437  American Financial Group, Inc.                       750,392
            33,027  Arch Capital Group Ltd.(1)                         2,411,962
           106,355  Aspen Insurance Holdings Ltd.                      2,924,763
            28,817  Axis Capital Holdings Ltd.                           913,787
             1,963  Endurance Specialty Holdings Ltd.                     60,696
             5,680  PartnerRe Ltd.                                       379,481
            10,946  Travelers Companies, Inc. (The)                      494,759
            44,948  Unum Group                                         1,128,195
                                                                 ---------------
                                                                      13,326,717
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.2%
            19,047  Open Text Corp.(1)                                   658,645
                                                                 ---------------
IT SERVICES - 5.2%
           101,083  Accenture Ltd. Cl A                                3,841,154
           105,865  Computer Sciences Corp.(1)                         4,248,363
            79,988  International Business
                    Machines Corp.                                     9,355,397
             2,613  MasterCard Inc. Cl A                                 463,363
             1,632  Visa Inc. Cl A                                       100,188
                                                                 ---------------
                                                                      18,008,465
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.1%
           107,708  Hasbro, Inc.                                       3,739,622
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.4%
            19,310  Invitrogen Corp.(1)                                  729,918
            12,603  Thermo Fisher Scientific Inc.(1)                     693,165
                                                                 ---------------
                                                                       1,423,083
                                                                 ---------------
MACHINERY - 1.1%
            43,723  Caterpillar Inc.                                   2,605,891
             4,353  Dover Corp.                                          176,514
            30,722  Mueller Water Products LLC Cl A                      275,884
            15,688  Parker-Hannifin Corp.                                831,464
                                                                 ---------------
                                                                       3,889,753
                                                                 ---------------
MEDIA - 2.5%
           154,233  CBS Corp. Cl B                                     2,248,717
           102,854  Comcast Corp. Cl A                                 2,019,024
             2,078  Omnicom Group Inc.                                    80,128
           143,117  Walt Disney Co. (The)                              4,392,261
                                                                 ---------------
                                                                       8,740,130
                                                                 ---------------
METALS & MINING - 1.4%
            54,182  Freeport-McMoRan Copper &
                    Gold, Inc.                                         3,080,246

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            19,805  Nucor Corp.                                          782,298
             1,892  Reliance Steel &
                    Aluminum Company                                      71,839
            51,857  Southern Copper Corp.                                989,432
                                                                 ---------------
                                                                       4,923,815
                                                                 ---------------
MULTILINE RETAIL - 0.4%
             2,193  Family Dollar Stores, Inc.                            51,974
            80,912  Macy's Inc.                                        1,454,798
                                                                 ---------------
                                                                       1,506,772
                                                                 ---------------
MULTI-INDUSTRY - 0.6%
            98,086  Financial Select Sector
                    SPDR Fund                                          1,941,122
                                                                 ---------------
MULTI-UTILITIES - 0.1%
            11,870  Public Service Enterprise
                    Group Inc.                                           389,217
                                                                 ---------------
OFFICE ELECTRONICS - 0.8%
           235,022  Xerox Corp.                                        2,709,804
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 14.7%
            10,758  Apache Corp.                                       1,121,844
           115,743  Chevron Corp.                                      9,546,483
           106,293  ConocoPhillips                                     7,785,962
            10,378  Devon Energy Corp.                                   946,474
           227,053  Exxon Mobil Corp.                                 17,632,935
            29,266  Frontline Ltd.                                     1,406,817
             9,118  Hess Corp.                                           748,405
            32,049  McMoRan Exploration Co.(1)                           757,638
             4,939  Noble Energy Inc.                                    274,559
            75,137  Occidental Petroleum Corp.                         5,293,402
            18,636  Stone Energy Corp.(1)                                788,862
             8,634  Sunoco, Inc.                                         307,198
            81,113  Valero Energy Corp.                                2,457,724
            59,977  W&T Offshore Inc.                                  1,636,772
               281  Walter Industries Inc.                                13,333
             7,339  Williams Companies, Inc. (The)                       173,567
                                                                 ---------------
                                                                      50,891,975
                                                                 ---------------
PHARMACEUTICALS - 6.0%
           123,886  Bristol-Myers Squibb Co.                           2,583,023
            45,199  Eli Lilly & Co.                                    1,990,112
           107,127  Johnson & Johnson                                  7,421,759
             6,340  King Pharmaceuticals, Inc.(1)                         60,737
           470,878  Pfizer Inc.                                        8,682,990
             2,183  Wyeth                                                 80,640
                                                                 ---------------
                                                                      20,819,261
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.5%
                76  Apartment Investment and
                    Management Co. Cl A                                    2,662

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             6,641  CBL & Associates Properties, Inc.                    133,351
            35,735  Hospitality Properties Trust                         733,282
             6,763  Host Hotels & Resorts Inc.                            89,880
            49,591  HRPT Properties Trust                                341,682
             8,366  ProLogis                                             345,265
                                                                 ---------------
                                                                       1,646,122
                                                                 ---------------
ROAD & RAIL - 1.0%
             2,388  Con-way Inc.                                         105,335
            21,707  CSX Corp.                                          1,184,551
            19,345  Norfolk Southern Corp.                             1,280,832
            10,012  Union Pacific Corp.                                  712,454
                                                                 ---------------
                                                                       3,283,172
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.9%
           226,408  Amkor Technology Inc.(1)                           1,442,219
             1,866  ASM International N.V.(1)                             34,894
           170,472  Intel Corp.                                        3,192,941
           252,788  LSI Corp.(1)                                       1,354,944
             7,090  Skyworks Solutions, Inc.(1)                           59,272
            15,711  Xilinx, Inc.                                         368,423
                                                                 ---------------
                                                                       6,452,693
                                                                 ---------------
SOFTWARE - 3.1%
           209,255  Microsoft Corp.                                    5,585,016
            31,876  Sybase, Inc.(1)                                      976,043
           205,735  Symantec Corp.(1)                                  4,028,291
                                                                 ---------------
                                                                      10,589,350
                                                                 ---------------
SPECIALTY RETAIL - 1.7%
             8,129  Best Buy Co., Inc.                                   304,838
           193,197  Gap, Inc. (The)                                    3,435,042
             6,905  Men's Wearhouse, Inc. (The)                          146,662
            85,913  RadioShack Corp.                                   1,484,577
            25,557  Rent-A-Center Inc.(1)                                569,410
                                                                 ---------------
                                                                       5,940,529
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
             3,380  VF Corp.                                             261,308
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
            20,753  New York Community
                    Bancorp, Inc.                                        348,443
                                                                 ---------------
TOBACCO - 2.0%
           186,859  Altria Group Inc.                                  3,707,283
            46,091  Reynolds American Inc.                             2,240,944
            19,540  Universal Corp.                                      959,219
                                                                 ---------------

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
                                                                       6,907,446
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
             1,716  Fastenal Co.                                          84,753
                                                                 ---------------
TOTAL COMMON STOCKS                                                  343,939,889
(Cost $337,897,136)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.4%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $1,424,513), in a joint trading
account at 0.03%, dated 9/30/08,
due 10/1/08 (Delivery value $1,400,001)                                1,400,000
                                                                 ---------------
(Cost $1,400,000)

TOTAL INVESTMENT SECURITIES - 100.0%                                 345,339,889
                                                                 ---------------
(Cost $339,297,136)

OTHER ASSETS AND LIABILITIES(2)                                           58,156
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $345,398,045
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
SPDR = Standard and Poor's Depositary Receipt
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.

VP INCOME & GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee,,in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                                  VALUE OF
                                                                 INVESTMENT
              VALUATION INPUTS                                   SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $343,939,889
Level 2 - Other Significant Observable Inputs                       1,400,000
Level 3 - Significant Unobservable Inputs                                   -
                                                              ------------------
                                                                 $345,339,889
                                                              ==================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $343,137,559
                                                                 ===============
Gross tax appreciation of investments                              $ 49,292,968
Gross tax depreciation of investments                               (47,090,638)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  2,202,330
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VP INTERNATIONAL FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AUSTRALIA - 4.6%
           292,319  BHP Billiton Ltd.                               $  7,521,774
           351,003  CSL Ltd.                                          10,589,316
           129,360  Rio Tinto Ltd.                                     8,916,576
            95,260  Sonic Healthcare Ltd.                              1,001,878
                                                                 ---------------
                                                                      28,029,544
                                                                 ---------------
BELGIUM - 2.0%
            28,350  KBC Groupe                                         2,465,816
           480,302  SES SA Fiduciary
                    Depositary Receipt                                 9,971,609
                                                                 ---------------
                                                                      12,437,425
                                                                 ---------------
BERMUDA - 0.4%
           108,020  Seadrill Ltd.                                      2,220,718
                                                                 ---------------
BRAZIL - 1.1%
           253,400  BM&F BOVESPA SA -
                    Bolsa de Valores,
                    Mercadorias e Futuros                              1,115,719
           447,300  Redecard SA                                        5,569,951
                                                                 ---------------
                                                                       6,685,670
                                                                 ---------------
CANADA - 3.0%
            93,750  Canadian National Railway Co.                      4,472,590
            80,850  EnCana Corp.                                       5,314,271
             4,439  Nortel Networks Corp.(1)                               9,943
            80,380  Research In Motion Ltd.(1)                         5,489,954
            61,500  Shoppers Drug Mart Corp.                           2,966,953
                                                                 ---------------
                                                                      18,253,711
                                                                 ---------------
CZECH REPUBLIC - 1.2%
           124,780  CEZ AS                                             7,626,203
                                                                 ---------------
DENMARK - 2.7%
            39,030  Carlsberg AS B Shares                              2,984,407
           142,604  Novo Nordisk AS B Shares                           7,305,157
            70,300  Vestas Wind Systems AS(1)                          6,121,050
                                                                 ---------------
                                                                      16,410,614
                                                                 ---------------
FINLAND - 1.3%
           141,490  Fortum Oyj                                         4,774,684
            85,600  Nokia Oyj                                          1,596,100
           176,190  Stora Enso Oyj R Shares                            1,737,898
                                                                 ---------------
                                                                       8,108,682
                                                                 ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
FRANCE - 9.4%
            74,150  ALSTOM Co.                                         5,592,636
           351,984  AXA SA                                            11,541,118
            79,820  BNP Paribas                                        7,674,725
            35,240  Compagnie Generale des
                    Etablissements Michelin Cl B                       2,312,483
            74,190  Groupe Danone                                      5,258,010
            66,592  Suez Environnement SA(1)                           1,660,340
            59,850  Suez SA                                            2,938,852
           186,740  Total SA                                          11,268,190
            43,364  Ubisoft Entertainment SA(1)                        3,008,730
            11,660  Vallourec                                          2,536,447
           133,790  Vivendi                                            4,187,440
                                                                 ---------------
                                                                      57,978,971
                                                                 ---------------
GERMANY - 8.8%
            83,770  adidas AG                                          4,499,774
           113,770  Bayer AG                                           8,305,874
            72,400  Deutsche Boerse AG                                 6,601,664
           148,123  Fresenius Medical Care
                    AG & Co. KGaA                                      7,627,743
            42,860  GEA Group AG                                         835,499
            25,650  Hochtief AG                                        1,224,920
            55,952  K+S AG                                             3,916,726
            47,530  Linde AG                                           5,098,065
            60,685  Q-Cells AG(1)                                      5,099,409
            74,600  SAP AG                                             4,006,583
            58,819  SGL Carbon AG(1)                                   2,293,848
            46,410  Siemens AG                                         4,356,555
                                                                 ---------------
                                                                      53,866,660
                                                                 ---------------
GREECE - 2.0%
            84,110  Coca-Cola Hellenic Bottling Co. SA                 1,821,177
           252,351  National Bank of Greece SA                        10,375,176
                                                                 ---------------
                                                                      12,196,353
                                                                 ---------------
HONG KONG - 1.5%
           186,300  Hang Seng Bank Ltd.                                3,479,144
         1,312,000  Li & Fung Ltd.                                     3,204,217
         1,320,500  Link Real Estate
                    Investment Trust (The)                             2,732,146
                                                                 ---------------
                                                                       9,415,507
                                                                 ---------------
INDIA - 1.1%
           202,990  Bharti Airtel Ltd.(1)                              3,450,613
            71,634  Housing Development
                    Finance Corp. Ltd.                                 3,342,916
                                                                 ---------------
                                                                       6,793,529
                                                                 ---------------
IRELAND - 0.2%
            55,492  Ryanair Holdings plc ADR(1)                        1,244,686
                                                                 ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
ISRAEL - 0.5%
            65,010  Teva Pharmaceutical
                    Industries Ltd. ADR                                2,976,808
                                                                 ---------------
ITALY - 4.9%
           458,230  ENI SpA                                           12,097,167
            83,770  Finmeccanica SpA                                   1,801,984
         1,199,010  Intesa Sanpaolo SpA                                6,546,261
           329,269  Saipem SpA                                         9,743,402
                                                                 ---------------
                                                                      30,188,814
                                                                 ---------------
JAPAN - 11.7%
            54,300  Benesse Corp.                                      2,216,712
            62,200  Canon, Inc.                                        2,325,804
               380  Central Japan Railway Co.                          3,586,926
            41,300  Daikin Industries Ltd.                             1,402,162
            54,500  FamilyMart Co., Ltd.                               2,304,549
            47,900  FAST RETAILING CO., LTD.                           4,869,394
            97,600  Honda Motor Co., Ltd.                              2,899,168
           491,660  iShares MSCI Japan Index Fund                      5,241,096
           262,000  Japan Steel Works Ltd. (The)                       3,269,758
           131,000  Konami Corp.                                       3,297,767
            83,000  Kurita Water Industries Ltd.                       1,941,309
            73,400  Mitsubishi Corp.                                   1,527,652
           228,000  Mitsui O.S.K. Lines, Ltd.                          1,973,261
            23,900  Nintendo Co., Ltd.                                 9,950,615
             4,070  Rakuten, Inc.(1)                                   2,300,723
           118,000  Shiseido Co., Ltd.                                 2,643,374
             2,715  Sony Financial Holdings Inc.                      10,718,435
               360  Sumitomo Mitsui
                    Financial Group Inc.                               2,255,673
           102,600  Terumo Corp.                                       5,284,561
            32,300  Uni-Charm Corp.                                    2,478,030
                                                                 ---------------
                                                                      72,486,969
                                                                 ---------------
LUXEMBOURG - 0.3%
            26,950  Millicom International Cellular SA                 1,850,657
                                                                 ---------------
MULTI-NATIONAL - 0.4%
            40,920  iShares MSCI EAFE Index Fund                       2,303,796
                                                                 ---------------
NETHERLANDS - 1.4%
            78,680  ASML Holding N.V.                                  1,405,116
           432,490  Koninklijke KPN N.V.                               6,234,763
            35,160  Unilever N.V. CVA                                    993,476
                                                                 ---------------
                                                                       8,633,355
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.0%
         1,753,000  China Communications
                    Construction Co. Ltd. H Shares                     1,517,929

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
         1,834,000  China Merchants
                    Bank Co., Ltd. H Shares                            4,345,641
                                                                 ---------------
                                                                       5,863,570
                                                                 ---------------
RUSSIAN FEDERATION - 0.1%
           504,473  Sberbank                                             892,382
                                                                 ---------------
SINGAPORE - 0.5%
           280,000  United Overseas Bank Ltd.                          3,317,013
                                                                 ---------------
SOUTH KOREA - 0.2%
            20,580  Hyundai Motor Company                              1,311,995
                                                                 ---------------
SPAIN - 4.7%
           500,720  Banco Santander SA                                 7,581,029
           301,569  Cintra Concesiones de
                    Infraestructuras de Transporte SA                  3,581,971
           131,670  Gamesa Corporacion
                    Tecnologica SA                                     4,523,918
           116,350  Indra Sistemas SA                                  2,774,959
           424,950  Telefonica SA                                     10,160,397
                                                                 ---------------
                                                                      28,622,274
                                                                 ---------------
SWEDEN - 0.4%
            42,720  H&M Hennes & Mauritz
                    AB B Shares                                        1,738,473
            13,540  Oriflame Cosmetics SA SDR                            628,303
                                                                 ---------------
                                                                       2,366,776
                                                                 ---------------
SWITZERLAND - 11.0%
           295,460  ABB Ltd.                                           5,668,308
            59,090  Actelion Ltd.(1)                                   3,021,200
            52,210  Compagnie Financiere
                    Richemont SA A Shares                              2,318,867
            60,730  EFG International AG                               1,752,115
           146,420  Julius Baer Holding AG                             7,198,743
            26,810  Lonza Group AG                                     3,334,314
           323,880  Nestle SA                                         14,008,478
           181,450  Novartis AG                                        9,490,810
            50,956  Roche Holding AG                                   7,943,374
             3,560  SGS SA                                             4,183,211
            40,050  Syngenta AG                                        8,503,862
                                                                 ---------------
                                                                      67,423,282
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 0.7%
           755,550  Hon Hai Precision
                    Industry Co., Ltd.                                 2,681,583
           144,780  Taiwan Semiconductor
                    Manufacturing Co. Ltd. ADR                         1,356,589
                                                                 ---------------
                                                                       4,038,172
                                                                 ---------------
UNITED KINGDOM - 21.7%
           258,681  Admiral Group plc                                  4,748,098

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           220,690  AMEC plc                                           2,505,555
           115,031  Anglo American plc                                 3,846,187
            49,960  AstraZeneca plc                                    2,186,690
           120,733  Autonomy Corp. plc(1)                              2,220,029
           352,550  BAE Systems plc                                    2,587,755
           683,370  BG Group plc                                      12,383,718
           150,305  British American Tobacco plc                       4,911,940
           292,440  Cadbury plc                                        2,945,199
           382,648  Capita Group plc                                   4,756,587
         1,116,410  Compass Group plc                                  6,952,086
           448,798  GlaxoSmithKline plc                                9,697,369
           572,480  HSBC Holdings plc                                  9,035,324
           158,832  ICAP plc                                           1,026,762
           708,880  International Power plc                            4,571,755
           113,630  Johnson Matthey plc                                2,750,903
           960,536  Man Group plc                                      5,894,541
           233,847  Reckitt Benckiser Group plc                       11,324,045
           193,260  Reed Elsevier plc                                  1,916,044
           414,220  Scottish and Southern Energy plc                  10,531,497
           556,040  Stagecoach Group plc                               2,536,537
           149,780  Standard Chartered plc                             3,638,706
         1,736,731  Tesco plc                                         12,079,713
           593,360  TUI Travel plc                                     2,278,856
         3,130,050  Vodafone Group plc                                 6,915,873
                                                                 ---------------
                                                                     134,241,769
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 98.8%                                  607,785,905
                                                                 ---------------
(Cost $602,637,527)

OTHER ASSETS AND LIABILITIES - 1.2%                                    7,128,089
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $614,913,994
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 20.0%
Health Care                                                                12.8%
Industrials                                                                12.7%
Consumer Staples                                                           11.0%
Energy                                                                      9.0%
Consumer Discretionary                                                      8.6%
Materials                                                                   7.3%
Information Technology                                                      6.5%
Utilities                                                                   5.0%
Telecommunication Services                                                  4.7%
Diversified                                                                 1.2%
Other Assets and Liabilities                                                1.2%

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
SDR = Swedish Depositary Receipt
(1) Non-income producing.

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                                  VALUE OF
                                                                 INVESTMENT
              VALUATION INPUTS                                   SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                         $ 25,787,800
Level 2 - Other Significant Observable Inputs                    581,998,105
Level 3 - Significant Unobservable Inputs                                  -
                                                            --------------------
                                                                $607,785,905
                                                            ====================

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $611,902,486
                                                                 ===============
Gross tax appreciation of investments                             $ 69,613,234
Gross tax depreciation of investments                              (73,729,815)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $ (4,116,581)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VP LARGE COMPANY VALUE FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.0%
AEROSPACE & DEFENSE - 1.1%
             1,350  Northrop Grumman Corp.                          $     81,729
                                                                 ---------------
BEVERAGES - 2.1%
             1,920  Coca-Cola Co. (The)                                  101,530
             1,700  Pepsi Bottling Group Inc.                             49,589
                                                                 ---------------
                                                                         151,119
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
             1,100  Amgen Inc.(1)                                         65,197
                                                                 ---------------
CAPITAL MARKETS - 3.5%
             1,830  Bank of New York
                    Mellon Corp. (The)                                    59,621
               520  Goldman Sachs Group, Inc. (The)                       66,561
               470  Legg Mason, Inc.                                      17,888
             2,110  Merrill Lynch & Co., Inc.                             53,383
             2,370  Morgan Stanley                                        54,510
                                                                 ---------------
                                                                         251,963
                                                                 ---------------
CHEMICALS - 1.9%
             1,920  du Pont (E.I.) de Nemours & Co.                       77,376
             1,040  PPG Industries, Inc.                                  60,653
                                                                 ---------------
                                                                         138,029
                                                                 ---------------
COMMERCIAL BANKS - 3.0%
             4,540  National City Corp.                                    7,945
             1,960  U.S. Bancorp                                          70,599
             3,740  Wells Fargo & Co.                                    140,362
                                                                 ---------------
                                                                         218,906
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.9%
               830  Avery Dennison Corp.                                  36,918
               320  Pitney Bowes, Inc.                                    10,643
             1,830  R.R. Donnelley & Sons Co.                             44,890
             1,520  Waste Management, Inc.                                47,865
                                                                 ---------------
                                                                         140,316
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
             1,630  Motorola, Inc.                                        11,638
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.0%
             1,500  Hewlett-Packard Co.                                   69,360
                                                                 ---------------
CONSUMER FINANCE - 0.3%
             1,560  Discover Financial Services                           21,559
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.7%
             2,170  H&R Block, Inc.                                       48,934
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 9.3%
             5,690  Bank of America Corp.(2)                             199,150
            10,670  Citigroup Inc.                                       218,842
             5,370  JPMorgan Chase & Co.                                 250,779
                                                                 ---------------
                                                                         668,771
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 5.9%
             8,930  AT&T Inc.                                            249,326
               660  Embarq Corp.                                          26,763
             4,680  Verizon Communications Inc.                          150,181
                                                                 ---------------
                                                                         426,270
                                                                 ---------------
ELECTRIC UTILITIES - 2.4%
             1,530  Exelon Corp.                                          95,809
             2,020  PPL Corp.                                             74,780
                                                                 ---------------
                                                                         170,589
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.5%
               710  National Oilwell Varco, Inc.(1)                       35,663
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.7%
             1,980  Kroger Co. (The)                                      54,410
             1,640  Walgreen Co.                                          50,774
             1,430  Wal-Mart Stores, Inc.                                 85,644
                                                                 ---------------
                                                                         190,828
                                                                 ---------------
FOOD PRODUCTS - 0.7%
             1,750  Unilever N.V. New York Shares                         49,280
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
             1,000  Medtronic, Inc.                                       50,100
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
               600  Quest Diagnostics Inc.                                31,002
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
               670  Darden Restaurants, Inc.                              19,182
               120  McDonald's Corp.                                       7,404
             1,260  Starbucks Corp.(1)                                    18,736
                                                                 ---------------
                                                                          45,322
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
             2,740  Newell Rubbermaid Inc.                                47,292
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.7%
               820  Clorox Co.                                            51,406
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.6%
             1,640  NRG Energy Inc.(1)                                    40,590
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.0%
            13,060  General Electric Co.                                 333,030
               860  Tyco International Ltd.                               30,117
                                                                 ---------------
                                                                         363,147
                                                                 ---------------
INSURANCE - 4.2%
             2,230  Allstate Corp.                                       102,848
             1,210  Hartford Financial Services
                    Group Inc. (The)                                      49,598
               780  Loews Corp.                                           30,802
               900  Torchmark Corp.                                       53,820
             1,500  Travelers Companies, Inc. (The)                       67,800
                                                                 ---------------
                                                                         304,868
                                                                 ---------------
IT SERVICES - 1.6%
               570  Fiserv, Inc.(1)                                       26,972
               730  International Business
                    Machines Corp.                                        85,381
                                                                 ---------------
                                                                         112,353
                                                                 ---------------
MACHINERY - 2.7%
             1,000  Caterpillar Inc.                                      59,600
             1,100  Dover Corp.                                           44,605
             1,650  Ingersoll-Rand Company Ltd. Cl A                      51,431

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
               690  Parker-Hannifin Corp.                                 36,570
                                                                 ---------------
                                                                         192,206
                                                                 ---------------
MEDIA - 3.0%
             2,730  CBS Corp. Cl B                                        39,803
             1,940  Gannett Co., Inc.                                     32,805
             7,180  Time Warner Inc.                                      94,130
             2,120  Viacom Inc. Cl B(1)                                   52,661
                                                                 ---------------
                                                                         219,399
                                                                 ---------------
METALS & MINING - 0.4%
               800  Nucor Corp.                                           31,600
                                                                 ---------------
MULTILINE RETAIL - 0.6%
             1,010  Kohl's Corp.(1)                                       46,541
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
             3,740  Xerox Corp.                                           43,122
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 16.8%
               340  Apache Corp.                                          35,455
             3,950  Chevron Corp.                                        325,796
             3,030  ConocoPhillips                                       221,948
               380  Devon Energy Corp.                                    34,656
             5,330  Exxon Mobil Corp.                                    413,927
             2,930  Royal Dutch Shell plc ADR                            172,899
                                                                 ---------------
                                                                       1,204,681
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
               880  International Paper Co.                               23,038
               930  Weyerhaeuser Co.                                      56,340
                                                                 ---------------
                                                                          79,378
                                                                 ---------------
PHARMACEUTICALS - 9.7%
             1,200  Abbott Laboratories                                   69,096
             1,410  Eli Lilly & Co.                                       62,082
             3,080  Johnson & Johnson                                    213,382
             2,380  Merck & Co., Inc.                                     75,113
            11,060  Pfizer Inc.                                          203,946
             2,120  Wyeth                                                 78,313
                                                                 ---------------
                                                                         701,932
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES - 0.1%
               370  Robert Half International Inc.                         9,158
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.3%
               620  Developers Diversified
                    Realty Corp.                                          19,648
                                                                 ---------------
ROAD & RAIL - 0.2%
             1,100  YRC Worldwide Inc.(1)                                 13,156
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.0%
             1,710  Applied Materials, Inc.                               25,872
             1,610  Intel Corp.                                           30,156
               670  Texas Instruments Inc.                                14,405
                                                                 ---------------
                                                                          70,433
                                                                 ---------------
SOFTWARE - 2.0%
             3,250  Microsoft Corp.                                       86,743
             2,940  Oracle Corp.(1)                                       59,711
                                                                 ---------------
                                                                         146,454
                                                                 ---------------
SPECIALTY RETAIL - 2.5%
             1,280  Best Buy Co., Inc.                                    48,000
             1,810  Gap, Inc. (The)                                       32,182
             2,000  Home Depot, Inc. (The)                                51,780
             2,060  Staples, Inc.                                         46,350
                                                                 ---------------
                                                                         178,312
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
               640  VF Corp.                                              49,478
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.2%
             1,540  MGIC Investment Corp.                                 10,826
                                                                 ---------------
TOBACCO - 1.2%
             1,990  Altria Group Inc.                                     39,482
               644  Lorillard, Inc.                                       45,820
                                                                 ---------------
                                                                          85,302
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.3%
             4,060  Sprint Nextel Corp.                                   24,767
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                    6,912,624
(Cost $7,909,266)                                                ---------------

SHORT-TERM INVESTMENTS-SEGREGATED
FOR FUTURES CONTRACTS - 2.8%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $11,701,359), in a joint trading
account at 0.03%, dated 9/30/08,
due 10/1/08 (Delivery value $200,000)                                    200,000
(Cost $200,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 98.8%                                    7,112,624
(Cost $8,109,266)                                                ---------------

OTHER ASSETS AND LIABILITIES - 1.2%                                       88,433
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $  7,201,057
                                                                 ===============

FUTURES CONTRACTS
                               Expiration        Underlying Face     Unrealized
Contracts Purchased               Date           Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
4 S&P 500 E-Mini Futures      December 2008         $233,480          $(12,210)
                                                ================================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, has been segregated for futures contracts.

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of September
30, 2008:

                                                                    UNREALIZED GAIN (LOSS) ON
                                               VALUE OF INVESTMENT       OTHER FINANCIAL
               VALUATION INPUTS                     SECURITIES             INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                             $6,912,624               $(12,210)
Level 2 - Other Significant Observable Inputs          200,000                      -
Level 3 - Significant Unobservable Inputs                    -                      -
                                               ----------------------------------------------
                                                    $7,112,624               $(12,210)
                                               ==============================================
* Includes futures contracts.

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 8,142,410
                                                                 ===============
Gross tax appreciation of investments                               $   459,749
Gross tax depreciation of investments                                (1,489,535)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $(1,029,786)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VP MID CAP VALUE FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
AEROSPACE & DEFENSE - 0.4%
            22,783  Northrop Grumman Corp.                          $  1,379,283
                                                                 ---------------
AIRLINES - 0.3%
            71,023  Southwest Airlines Co.                             1,030,544
                                                                 ---------------
AUTO COMPONENTS - 1.0%
            90,165  Autoliv, Inc.                                      3,043,069
                                                                 ---------------
AUTOMOBILES - 1.0%
            50,021  Bayerische Motoren
                    Werke AG ORD                                       1,951,376
            82,863  Winnebago Industries, Inc.                         1,070,590
                                                                 ---------------
                                                                       3,021,966
                                                                 ---------------
BEVERAGES - 1.8%
           218,503  Coca-Cola Enterprises Inc.                         3,664,295
            65,771  Pepsi Bottling Group Inc.                          1,918,540
                                                                 ---------------
                                                                       5,582,835
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            41,315  Masco Corp.                                          741,191
                                                                 ---------------
CAPITAL MARKETS - 3.3%
           132,329  AllianceBernstein Holding L.P.                     4,897,497
            79,441  Ameriprise Financial Inc.                          3,034,646
            63,089  Legg Mason, Inc.                                   2,401,167
                                                                 ---------------
                                                                      10,333,310
                                                                 ---------------
CHEMICALS - 3.4%
            45,271  Ecolab Inc.                                        2,196,549
           102,009  International Flavors &
                    Fragrances Inc.                                    4,025,275
            18,026  Minerals Technologies Inc.                         1,070,023
            45,564  Rohm & Haas Co.                                    3,189,480
                                                                 ---------------
                                                                      10,481,327
                                                                 ---------------
COMMERCIAL BANKS - 3.7%
           120,839  Associated Banc-Corp                               2,410,738
            40,683  BancorpSouth Inc.                                  1,144,413
            71,634  Commerce Bancshares, Inc.                          3,323,818
            99,253  Marshall & Ilsley Corp.                            1,999,948
            17,373  SunTrust Banks, Inc.                                 781,611
            43,020  Synovus Financial Corp.                              445,257

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            37,775  United Bankshares, Inc.                            1,322,125
                                                                 ---------------
                                                                      11,427,910
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.4%
            91,031  Avery Dennison Corp.                               4,049,059
            90,271  HNI Corp.                                          2,287,467
            71,775  Pitney Bowes, Inc.                                 2,387,237
            67,879  Republic Services, Inc.                            2,035,012
            87,375  Waste Management, Inc.                             2,751,439
                                                                 ---------------
                                                                      13,510,214
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
           175,020  Emulex Corp.(1)                                    1,867,463
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.2%
           108,809  Diebold, Inc.                                      3,602,666
                                                                 ---------------
CONTAINERS & PACKAGING - 2.5%
           220,155  Bemis Co., Inc.                                    5,750,449
            76,810  Pactiv Corp.(1)                                    1,907,192
                                                                 ---------------
                                                                       7,657,641
                                                                 ---------------
DISTRIBUTORS - 1.1%
            82,463  Genuine Parts Co.                                  3,315,837
                                                                 ---------------
DIVERSIFIED - 4.2%
           313,000  iShares Russell Midcap
                    Value Index Fund                                  12,275,860
            10,443  iShares S&P MidCap 400
                    Index Fund                                           755,655
                                                                 ---------------
                                                                      13,031,515
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
            66,782  McGraw-Hill
                    Companies, Inc. (The)                              2,110,979
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.2%
            37,210  CenturyTel Inc.                                    1,363,746
            29,770  Embarq Corp.                                       1,207,174
            87,090  Frontier Communications Corp.                      1,001,535
                                                                 ---------------
                                                                       3,572,455
                                                                 ---------------
ELECTRIC UTILITIES - 6.8%
           190,282  Empire District Electric Co.                       4,062,521
           159,749  IDACORP, Inc.                                      4,647,098
           212,484  Portland General Electric Co.                      5,027,372
           230,238  Sierra Pacific Resources                           2,205,680

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           217,279  Westar Energy Inc.                                 5,006,108
                                                                 ---------------
                                                                      20,948,779
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
           119,729  Hubbell Inc. Cl B                                  4,196,501
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 3.3%
            50,390  AVX Corp.                                            513,474
            35,323  Littelfuse, Inc.(1)                                1,050,153
           194,801  Molex Inc.                                         4,373,283
           107,761  Tyco Electronics Ltd.                              2,980,669
           173,391  Vishay Intertechnology, Inc.(1)                    1,147,848
                                                                 ---------------
                                                                      10,065,427
                                                                 ---------------
FOOD PRODUCTS - 4.6%
            31,831  Campbell Soup Co.                                  1,228,677
           309,778  ConAgra Foods, Inc.                                6,028,281
            48,241  Hershey Co. (The)                                  1,907,449
            21,030  Hormel Foods Corp.                                   762,968
            29,614  Kellogg Co.                                        1,661,345
           196,157  Maple Leaf Foods Inc. ORD                          1,575,669
            83,895  Tyson Foods, Inc. Cl A                             1,001,706
                                                                 ---------------
                                                                      14,166,095
                                                                 ---------------
GAS UTILITIES - 2.1%
            65,571  AGL Resources Inc.                                 2,057,618
            78,765  Southwest Gas Corp.                                2,383,429
            67,569  WGL Holdings Inc.                                  2,192,614
                                                                 ---------------
                                                                       6,633,661
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
            76,034  Beckman Coulter, Inc.                              5,397,654
            87,201  Boston Scientific Corp.(1)                         1,069,956
            21,000  Hospira Inc.(1)                                      802,200
            68,482  Symmetry Medical Inc.(1)                           1,271,026
            32,339  Zimmer Holdings Inc.(1)                            2,087,806
                                                                 ---------------
                                                                      10,628,642
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.0%
            41,003  LifePoint Hospitals Inc.(1)                        1,317,837
            30,710  Patterson Companies, Inc.(1)                         933,891
            13,538  Universal Health Services, Inc.
                    Cl B                                                 758,534
                                                                 ---------------
                                                                       3,010,262
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY - 0.5%
            88,479  IMS Health Inc.                                    1,673,138
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.0%
           124,541  International Speedway Corp. Cl A                  4,845,890
           228,185  Speedway Motorsports Inc.                          4,445,044
                                                                 ---------------
                                                                       9,290,934
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
            26,401  Whirlpool Corp.                                    2,093,335
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.2%
            37,976  Clorox Co.                                         2,380,715
           163,147  Kimberly-Clark Corp.                              10,578,452
                                                                 ---------------
                                                                      12,959,167
                                                                 ---------------
INSURANCE - 8.6%
           115,034  Allstate Corp.                                     5,305,368
           102,938  Chubb Corp.                                        5,651,296
            93,185  Gallagher (Arthur J.) & Co.                        2,391,127
            18,738  Hartford Financial Services
                    Group Inc. (The)                                     768,071
            60,026  HCC Insurance Holdings, Inc.                       1,620,702
           192,405  Horace Mann Educators Corp.                        2,476,252
            54,087  Lincoln National Corp.                             2,315,464
           189,678  Marsh & McLennan
                    Companies, Inc.                                    6,024,173
                                                                 ---------------
                                                                      26,552,453
                                                                 ---------------
IT SERVICES - 0.4%
            25,851  Automatic Data Processing, Inc.                    1,105,130
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
            50,354  RC2 Corp.(1)                                       1,007,080
                                                                 ---------------
MACHINERY - 2.0%
           199,255  Altra Holdings Inc.(1)                             2,941,004
            41,753  Dover Corp.                                        1,693,084
            36,507  Kaydon Corp.                                       1,645,005
                                                                 ---------------
                                                                       6,279,093
                                                                 ---------------
METALS & MINING - 0.8%
            59,000  Alcoa Inc.                                         1,332,220
            32,027  Newmont Mining Corp.                               1,241,367
                                                                 ---------------
                                                                       2,573,587
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.2%
            28,456  Family Dollar Stores, Inc.                           674,407
                                                                 ---------------
MULTI-UTILITIES - 4.9%
            69,813  Ameren Corp.                                       2,724,801
            48,603  Consolidated Edison, Inc.                          2,087,985
            74,329  Puget Energy, Inc.                                 1,984,584
            95,618  Wisconsin Energy Corp.                             4,293,249
           196,365  Xcel Energy Inc.                                   3,925,336
                                                                 ---------------
                                                                      15,015,955
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.6%
            36,968  Apache Corp.                                       3,855,023
           188,604  Equitable Resources Inc.                           6,919,882
            14,480  Murphy Oil Corp.                                     928,747
            30,270  Noble Energy Inc.                                  1,682,709
            65,570  Talisman Energy Inc.                                 932,405
                                                                 ---------------
                                                                      14,318,766
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.0%
            47,510  International Paper Co.                            1,243,812
            95,372  MeadWestvaco Corp.                                 2,223,121
            44,801  Weyerhaeuser Co.                                   2,714,045
                                                                 ---------------
                                                                       6,180,978
                                                                 ---------------
PHARMACEUTICALS - 1.4%
           114,502  Bristol-Myers Squibb Co.                           2,387,367
            65,244  Watson Pharmaceuticals, Inc.(1)                    1,859,454
                                                                 ---------------
                                                                       4,246,821
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 3.4%
            22,779  Boston Properties Inc.                             2,133,481
            94,988  Host Hotels & Resorts Inc.                         1,262,391
            42,340  ProLogis                                           1,747,372
            16,247  Public Storage                                     1,608,615
            77,621  Rayonier, Inc.                                     3,675,354
                                                                 ---------------
                                                                      10,427,213
                                                                 ---------------
ROAD & RAIL - 0.3%
            56,244  Heartland Express, Inc.                              872,907
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.5%
            84,190  Applied Materials, Inc.                            1,273,795
            75,280  KLA-Tencor Corp.                                   2,382,612

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           140,846  Teradyne, Inc.(1)                                  1,100,007
                                                                 ---------------
                                                                       4,756,414
                                                                 ---------------
SOFTWARE - 0.6%
            95,045  Synopsys, Inc.(1)                                  1,896,148
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
            77,951  Lowe's Companies, Inc.                             1,846,659
            12,110  Sherwin-Williams Co. (The)                           692,208
                                                                 ---------------
                                                                       2,538,867
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.7%
           446,927  People's United Financial, Inc.                    8,603,345
           149,735  Washington Federal, Inc.                           2,762,611
                                                                 ---------------
                                                                      11,365,956
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
            59,717  Interline Brands Inc.(1)                             968,013
                                                                 ---------------
WATER UTILITIES - 0.4%
            59,952  American Water Works Co., Inc.                     1,288,968
                                                                 ---------------
TOTAL COMMON STOCKS                                                  303,444,902
(Cost $307,088,058)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.7%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $11,701,359), in a joint trading
account at 0.03%, dated 9/30/08,
due 10/1/08 (Delivery value $11,500,010)                              11,500,000
(Cost $11,500,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 101.9%                                 314,944,902
(Cost $318,588,058)                                              ---------------

OTHER ASSETS AND LIABILITIES - (1.9)%                                (5,765,939)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $309,178,963
                                                                 ===============

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                     Settlement                             Unrealized
to Sell                          Date                Value           Gain (Loss)
--------------------------------------------------------------------------------
2,092,493  CAD for USD         10/31/08           $1,969,419           $54,954
  907,510  Euro for USD        10/31/08            1,281,745            44,211
                                               ---------------------------------
                                                  $3,251,164           $99,165
                                               =================================
(Value on Settlement Date $3,350,329)

NOTES TO SCHEDULE OF INVESTMENTS
CAD = Canadian Dollar
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of September
30, 2008:

                                                                    UNREALIZED GAIN (LOSS) ON
                                               VALUE OF INVESTMENT       OTHER FINANCIAL
              VALUATION INPUTS                     SECURITIES              INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $299,917,857                     -
Level 2 - Other Significant Observable Inputs       15,027,045               $99,165
Level 3 - Significant Unobservable Inputs                    -                     -
                                               ----------------------------------------------
                                                  $314,944,902               $99,165
                                               ==============================================
* Includes forward foreign currency exchange contracts.

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $346,504,989
                                                                 ===============
Gross tax appreciation of investments                              $  7,428,802
Gross tax depreciation of investments                               (38,988,889)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $(31,560,087)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VP ULTRA FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.1%
AEROSPACE & DEFENSE - 2.3%
            50,890  General Dynamics Corp.                          $  3,746,521
            27,180  Lockheed Martin Corp.                              2,980,831
                                                                 ---------------
                                                                       6,727,352
                                                                 ---------------
BEVERAGES - 3.2%
            66,250  Coca-Cola Co. (The)                                3,503,300
            82,010  PepsiCo, Inc.                                      5,844,853
                                                                 ---------------
                                                                       9,348,153
                                                                 ---------------
BIOTECHNOLOGY - 5.4%
            12,280  Amgen Inc.(1)                                        727,836
            59,340  Celgene Corp.(1)                                   3,755,035
            25,720  Genentech, Inc.(1)                                 2,280,850
            62,750  Genzyme Corp.(1)                                   5,075,847
            80,350  Gilead Sciences, Inc.(1)                           3,662,353
                                                                 ---------------
                                                                      15,501,921
                                                                 ---------------
CAPITAL MARKETS - 3.1%
             3,130  BlackRock, Inc.                                      608,785
           162,170  Charles Schwab Corp. (The)                         4,216,420
            31,408  Goldman Sachs Group, Inc. (The)                    4,020,224
                                                                 ---------------
                                                                       8,845,429
                                                                 ---------------
CHEMICALS - 2.6%
            50,195  Celanese Corp., Series A                           1,400,942
            48,530  Monsanto Co.                                       4,803,500
             6,670  Syngenta AG ORD                                    1,416,249
                                                                 ---------------
                                                                       7,620,691
                                                                 ---------------
COMMERCIAL BANKS - 0.2%
             5,720  Cullen/Frost Bankers, Inc.                           334,048
             3,320  M&T Bank Corp.                                       296,310
                                                                 ---------------
                                                                         630,358
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 7.2%
           309,814  Cisco Systems Inc.(1)                              6,989,404
            87,506  Corning Inc.                                       1,368,594
           216,380  QUALCOMM Inc.                                      9,297,848
            45,200  Research In Motion Ltd.(1)                         3,087,160
                                                                 ---------------
                                                                      20,743,006
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.1%
            78,930  Apple Inc.(1)                                      8,971,184
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.1%
             4,030  Fluor Corp.                                          224,471
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
             9,780  Bank of America Corp.                                342,300
            81,650  JPMorgan Chase & Co.                               3,813,055
                                                                 ---------------
                                                                       4,155,355
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
            14,360  FPL Group, Inc.                                      722,308
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.5%
            64,590  ABB Ltd. ORD                                       1,239,139
            77,542  Emerson Electric Co.                               3,162,938
                                                                 ---------------
                                                                       4,402,077
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.4%
            53,210  ENSCO International Inc.                           3,066,492
            45,560  Halliburton Co.                                    1,475,688
            58,880  National Oilwell Varco, Inc.(1)                    2,957,542
            43,770  Schlumberger Ltd.                                  3,418,000
            15,731  Transocean Inc.(1)                                 1,727,893
                                                                 ---------------
                                                                      12,645,615
                                                                 ---------------
FOOD & STAPLES RETAILING - 7.3%
            40,733  Costco Wholesale Corp.                             2,644,794
           117,850  Kroger Co. (The)                                   3,238,518
           254,080  Wal-Mart Stores, Inc.                             15,216,851
                                                                 ---------------
                                                                      21,100,163
                                                                 ---------------
FOOD PRODUCTS - 2.4%
            58,180  General Mills, Inc.                                3,998,130
            24,430  Kellogg Co.                                        1,370,523
            33,390  Nestle SA ORD                                      1,444,186
                                                                 ---------------
                                                                       6,812,839
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.0%
            61,420  Baxter International Inc.                          4,030,995
            30,540  Becton, Dickinson & Co.                            2,451,140
           101,270  Medtronic, Inc.                                    5,073,627
                                                                 ---------------
                                                                      11,555,762
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 3.0%
            61,780  Aetna Inc.                                         2,230,876
            88,180  Express Scripts, Inc.(1)                           6,509,447
                                                                 ---------------
                                                                       8,740,323
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
            78,270  McDonald's Corp.                                   4,829,259
            85,030  Yum! Brands, Inc.                                  2,772,828
                                                                 ---------------
                                                                       7,602,087
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
            20,550  Colgate-Palmolive Co.                              1,548,443
                                                                 ---------------
INSURANCE - 0.3%
             6,930  Aon Corp.                                            311,573
             5,160  Chubb Corp.                                          283,284
             5,100  MetLife, Inc.                                        285,600
                                                                 ---------------
                                                                         880,457
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.5%
            10,972  Google Inc. Cl A(1)                                4,394,505
                                                                 ---------------
IT SERVICES - 1.3%
             5,430  MasterCard Inc. Cl A                                 962,902
           113,370  Western Union Co. (The)                            2,796,838
                                                                 ---------------
                                                                       3,759,740
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.2%
           103,110  Hasbro, Inc.                                       3,579,979
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.9%
            98,440  Thermo Fisher Scientific Inc.(1)                   5,414,200
                                                                 ---------------
MACHINERY - 2.2%
            63,580  Cummins Inc.                                       2,779,717
            32,910  Eaton Corp.                                        1,848,884
            32,630  Parker-Hannifin Corp.                              1,729,390
                                                                 ---------------
                                                                       6,357,991
                                                                 ---------------
METALS & MINING - 0.6%
            20,730  BHP Billiton Ltd. ORD                                533,412
            21,700  Freeport-McMoRan Copper &
                    Gold, Inc.                                         1,233,645
                                                                 ---------------
                                                                       1,767,057
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.4%
            85,970  Kohl's Corp.(1)                                    3,961,498
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.5%
            14,020  Apache Corp.                                       1,462,006
             8,350  EOG Resources Inc.                                   746,991
            31,710  Hess Corp.                                         2,602,756
            27,430  Noble Energy Inc.                                  1,524,834
            28,510  Occidental Petroleum Corp.                         2,008,529
            40,407  XTO Energy Inc.                                    1,879,734
                                                                 ---------------
                                                                      10,224,850
                                                                 ---------------
PERSONAL PRODUCTS - 0.5%
            27,920  Estee Lauder Companies, Inc.
                    (The) Cl A                                         1,393,487
                                                                 ---------------
PHARMACEUTICALS - 3.3%
           100,249  Abbott Laboratories                                5,772,337
            55,770  Johnson & Johnson                                  3,863,746
                                                                 ---------------
                                                                       9,636,083
                                                                 ---------------
ROAD & RAIL - 3.1%
            39,520  Norfolk Southern Corp.                             2,616,619
            90,370  Union Pacific Corp.                                6,430,729
                                                                 ---------------
                                                                       9,047,348
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.9%
           195,800  Altera Corp.                                       4,049,143
            48,590  ASML Holding N.V. ORD                                867,751
            62,072  Intel Corp.                                        1,162,609
            24,040  Lam Research Corp.(1)                                757,020
            79,150  Linear Technology Corp.                            2,426,739
            33,251  MEMC Electronic Materials Inc.(1)                    939,673
           108,810  Microchip Technology Inc.                          3,202,278
            30,030  Novellus Systems, Inc.(1)                            589,789
                                                                 ---------------
                                                                      13,995,002
                                                                 ---------------
SOFTWARE - 4.6%
           145,160  Activision Blizzard, Inc.(1)                       2,239,819
           124,920  Adobe Systems Inc.(1)                              4,930,593
            81,470  McAfee Inc.(1)                                     2,766,721
            65,510  salesforce.com, inc.(1)                            3,170,684
            10,480  VMware, Inc. Cl A(1)                                 279,187
                                                                 ---------------
                                                                      13,387,004
                                                                 ---------------
SPECIALTY RETAIL - 4.5%
            58,530  Lowe's Companies, Inc.                             1,386,576
            44,910  PetSmart, Inc.                                     1,109,726

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           301,200  Staples, Inc.                                      6,777,001
           120,460  TJX Companies, Inc. (The)                          3,676,439
                                                                 ---------------
                                                                      12,949,742
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
            42,290  Coach Inc.(1)                                      1,058,942
            73,740  NIKE, Inc. Cl B                                    4,933,206
                                                                 ---------------
                                                                       5,992,148
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
            15,240  People's United Financial, Inc.                      293,370
                                                                 ---------------
TOBACCO - 2.0%
           117,230  Philip Morris International Inc.                   5,638,763
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.4%
            46,310  Grainger (W.W.), Inc.                              4,027,581
                                                                 ---------------
TOTAL COMMON STOCKS                                                  274,598,342
(Cost $277,182,771)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.2%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $9,361,087), in a joint trading
account at 0.03%, dated 9/30/08, due 10/1/08
(Delivery value $9,200,008)                                            9,200,000
                                                                 ---------------
(Cost $9,200,000)

TOTAL INVESTMENT SECURITIES - 98.3%                                  283,798,342
                                                                 ---------------
(Cost $286,382,771)

OTHER ASSETS AND LIABILITIES - 1.7%                                    5,039,282
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $288,837,624
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                  Settlement                         Unrealized
Contracts to Sell                    Date             Value          Gain (Loss)
--------------------------------------------------------------------------------
  354,900  AUD for USD             10/31/08        $  280,646         $(3,469)
2,336,772  CHF for USD             10/31/08         2,086,161          62,847
  309,032  Euro for USD            10/31/08           436,470          15,689
                                                  ------------------------------
                                                   $2,803,277         $75,067
                                                  ==============================
(Value on Settlement Date $2,878,344)

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
AUD = Australian Dollar
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of September
30, 2008:

                                                                    UNREALIZED GAIN (LOSS) ON
                                               VALUE OF INVESTMENT       OTHER FINANCIAL
              VALUATION INPUTS                     SECURITIES              INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $269,097,605                     -
Level 2 - Other Significant Observable Inputs       14,700,737               $75,067
Level 3 - Significant Unobservable Inputs                    -                     -
                                               ----------------------------------------------
                                                  $283,798,342               $75,067
                                               ==============================================
* Includes forward foreign currency exchange contracts.

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $288,784,990
                                                                 ===============
Gross tax appreciation of investments                              $ 18,883,917
Gross tax depreciation of investments                               (23,870,565)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ (4,986,648)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VP VALUE FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 0.4%
           116,901  Northrop Grumman Corp.                        $    7,077,187
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.2%
           296,760  United Parcel Service, Inc. Cl B                  18,663,236
                                                                 ---------------
AIRLINES - 0.5%
           507,650  Southwest Airlines Co.                             7,366,002
                                                                 ---------------
AUTO COMPONENTS - 0.8%
           358,452  Autoliv, Inc.                                     12,097,755
                                                                 ---------------
AUTOMOBILES - 1.8%
           189,600  Honda Motor Co., Ltd. ORD                          5,631,991
           114,410  Thor Industries Inc.                               2,839,656
           487,900  Toyota Motor Corp. ORD                            20,717,766
                                                                 ---------------
                                                                      29,189,413
                                                                 ---------------
BEVERAGES - 1.3%
           172,998  Anheuser-Busch Companies, Inc.                    11,224,110
            82,076  Coca-Cola Co. (The)                                4,340,179
            80,055  PepsiCo, Inc.                                      5,705,520
                                                                 ---------------
                                                                      21,269,809
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
           157,743  Amgen Inc.(1)                                      9,349,428
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
           231,854  Masco Corp.                                        4,159,461
                                                                 ---------------
CAPITAL MARKETS - 3.3%
           443,316  AllianceBernstein Holding L.P.                    16,407,126
           155,860  Ameriprise Financial Inc.                          5,953,852
           102,314  Goldman Sachs Group, Inc. (The)                   13,096,192
           243,290  Legg Mason, Inc.                                   9,259,617
           297,201  Merrill Lynch & Co., Inc.                          7,519,185
                                                                 ---------------
                                                                      52,235,972
                                                                 ---------------
CHEMICALS - 1.9%
           264,954  du Pont (E.I.) de Nemours & Co.                   10,677,646
           350,767  International Flavors &
                    Fragrances Inc.                                   13,841,266

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            86,704  Minerals Technologies Inc.                         5,146,749
                                                                 ---------------
                                                                      29,665,661
                                                                 ---------------
COMMERCIAL BANKS - 3.8%
           728,290  Associated Banc-Corp                              14,529,386
           217,373  BB&T Corp.                                         8,216,699
           603,838  Marshall & Ilsley Corp.                           12,167,336
           172,019  SunTrust Banks, Inc.                               7,739,135
           420,765  U.S. Bancorp                                      15,155,955
            69,936  Zions Bancorporation                               2,706,523
                                                                 ---------------
                                                                      60,515,034
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.8%
           438,547  Avery Dennison Corp.                              19,506,570
           274,342  Pitney Bowes, Inc.                                 9,124,615
           237,260  Republic Services, Inc.                            7,113,055
           269,340  Waste Management, Inc.                             8,481,517
                                                                 ---------------
                                                                      44,225,757
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
           134,522  Nokia Oyj ADR                                      2,508,835
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.9%
           414,339  Diebold, Inc.                                     13,718,764
                                                                 ---------------
CONTAINERS & PACKAGING - 2.3%
         1,374,622  Bemis Co., Inc.                                   35,905,127
                                                                 ---------------
DISTRIBUTORS - 0.9%
           344,020  Genuine Parts Co.                                 13,833,044
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.5%
         1,297,361  Bank of America Corp.                             45,407,635
         1,003,109  JPMorgan Chase & Co.                              46,845,190
           362,551  McGraw-Hill
                    Companies, Inc. (The)                             11,460,237
                                                                 ---------------
                                                                     103,713,062
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.8%
         1,897,719  AT&T Inc.                                         52,984,315
           719,591  Verizon Communications Inc.                       23,091,675
                                                                 ---------------
                                                                      76,075,990
                                                                 ---------------
ELECTRIC UTILITIES - 2.9%
           582,166  IDACORP, Inc.                                     16,935,209
           109,310  Southern Co.                                       4,119,894

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
         1,082,684  Westar Energy Inc.                                24,945,039
                                                                 ---------------
                                                                      46,000,142
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
           147,923  Emerson Electric Co.                               6,033,779
           456,174  Hubbell Inc. Cl B                                 15,988,899
                                                                 ---------------
                                                                      22,022,678
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 2.4%
           932,823  Molex Inc.                                        20,941,876
           619,833  Tyco Electronics Ltd.                             17,144,581
                                                                 ---------------
                                                                      38,086,457
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
            68,744  Wal-Mart Stores, Inc.                              4,117,078
                                                                 ---------------
FOOD PRODUCTS - 7.3%
           187,309  Campbell Soup Co.                                  7,230,127
         1,482,712  ConAgra Foods, Inc.                               28,853,576
           211,277  Hershey Co. (The)                                  8,353,893
           156,248  Kellogg Co.                                        8,765,513
         1,134,304  Kraft Foods Inc. Cl A                             37,148,455
           882,530  Unilever N.V. CVA                                 24,936,654
                                                                 ---------------
                                                                     115,288,218
                                                                 ---------------
GAS UTILITIES - 1.0%
           205,821  Southwest Gas Corp.                                6,228,143
           292,374  WGL Holdings Inc.                                  9,487,537
                                                                 ---------------
                                                                      15,715,680
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
           394,537  Beckman Coulter, Inc.                             28,008,182
           204,015  Boston Scientific Corp.(1)                         2,503,264
                                                                 ---------------
                                                                      30,511,446
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
           171,458  LifePoint Hospitals Inc.(1)                        5,510,660
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.2%
           424,539  International Speedway Corp. Cl A                 16,518,812
           919,672  Speedway Motorsports Inc.                         17,915,211
                                                                 ---------------
                                                                      34,434,023
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.6%
           111,286  Whirlpool Corp.                                    8,823,867
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.2%
           162,897  Clorox Co.                                        10,212,013
           785,620  Kimberly-Clark Corp.                              50,939,601
            85,191  Procter & Gamble Co. (The)                         5,936,961
                                                                 ---------------
                                                                      67,088,575
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 7.1%
           272,120  3M Co.                                            18,588,517
         3,651,919  General Electric Co.                              93,123,935
                                                                 ---------------
                                                                     111,712,452
                                                                 ---------------
INSURANCE - 6.2%
           412,592  Allstate Corp.                                    19,028,743
               205  Berkshire Hathaway Inc. Cl A(1)                   26,773,000
           190,424  Chubb Corp.                                       10,454,278
           192,507  Hartford Financial Services
                    Group Inc. (The)                                   7,890,862
           912,998  Marsh & McLennan
                    Companies, Inc.                                   28,996,816
           107,180  Travelers Companies, Inc. (The)                    4,844,536
                                                                 ---------------
                                                                      97,988,235
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
           223,870  RC2 Corp.(1)                                       4,477,400
                                                                 ---------------
MULTI-UTILITIES - 2.6%
           105,607  Ameren Corp.                                       4,121,842
           110,022  Consolidated Edison, Inc.                          4,726,545
           325,749  Puget Energy, Inc.                                 8,697,498
           367,890  Wisconsin Energy Corp.                            16,518,261
           394,216  Xcel Energy Inc.                                   7,880,378
                                                                 ---------------
                                                                      41,944,524
                                                                 ---------------
MULTILINE RETAIL - 0.6%
           189,527  Target Corp.                                       9,296,299
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 11.5%
            60,645  Apache Corp.                                       6,324,061
           884,733  BP plc ADR                                        44,387,055
           157,226  Chevron Corp.                                     12,968,000
            56,475  Devon Energy Corp.                                 5,150,520
           311,743  Equitable Resources Inc.                          11,437,851
         1,007,538  Exxon Mobil Corp.                                 78,245,400
            70,586  Royal Dutch Shell plc ADR                          4,165,280

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           349,550  Total SA ORD                                      21,092,405
                                                                 ---------------
                                                                     183,770,572
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.8%
           204,210  Weyerhaeuser Co.                                  12,371,042
                                                                 ---------------
PHARMACEUTICALS - 8.1%
           852,931  Bristol-Myers Squibb Co.                          17,783,611
           329,742  Eli Lilly & Co.                                   14,518,540
           580,146  Johnson & Johnson                                 40,192,515
           505,030  Merck & Co., Inc.                                 15,938,747
         1,924,695  Pfizer Inc.                                       35,491,376
           181,293  Wyeth                                              6,696,963
                                                                 ---------------
                                                                     130,621,752
                                                                 ---------------
ROAD & RAIL - 0.4%
           377,540  Heartland Express, Inc.                            5,859,421
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.3%
           276,137  Applied Materials, Inc.                            4,177,953
           688,800  Intel Corp.                                       12,901,224
           258,402  KLA-Tencor Corp.                                   8,178,423
           525,553  Texas Instruments Inc.                            11,299,390
                                                                 ---------------
                                                                      36,556,990
                                                                 ---------------
SPECIALTY RETAIL - 0.7%
           459,961  Lowe's Companies, Inc.                            10,896,476
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,574,663,524
(Cost $1,628,070,053)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.1%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 3.00%, 7/15/12, valued
at $17,094,159), in a joint trading account at
0.03%, dated 9/30/08, due 10/1/08
(Delivery value $16,800,014)                                          16,800,000
(Cost $16,800,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(2)(3)
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.00%, dated 9/30/08,
due 10/1/08 (Delivery value $4,000)                                        4,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 1.00%, dated 9/30/08,
due 10/1/08 (Delivery value $4,000)                                        4,000

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 1.50%,
dated 9/30/08, due 10/1/08
(Delivery value $4,000)                                                    4,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account atthe lending agent),
2.00%, dated 9/30/08, due 10/1/08
(Delivery value $4,000)                                                    4,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 1.75%, dated 9/30/08,
due 10/1/08 (Delivery value $1,938)                                        1,938
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             17,938
(Cost $17,938)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 100.5%                               1,591,481,462
                                                                 ---------------
(Cost $1,644,887,991)

OTHER ASSETS AND LIABILITIES - (0.5)%                                (7,279,483)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,584,201,979
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date               Value         Gain (Loss)
--------------------------------------------------------------------------------
   33,978,154  Euro for USD       10/31/08         $ 47,989,922      $1,690,025
   28,098,777  GBP for USD        10/31/08           50,088,710       1,581,952
1,879,469,150  JPY for USD        10/31/08           17,761,743           6,815
                                                  ------------------------------
                                                   $115,840,375      $3,278,792
                                                  ==============================
(Value on Settlement Date $119,119,167)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. As of September
    30, 2008, the fund did not have any securities on loan.

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of September 30, 2008:

                                                                  VALUE OF
                                                                 INVESTMENT
                VALUATION INPUTS                                 SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                        $1,502,284,708
Level 2 - Other Significant Observable Inputs                      89,196,754
Level 3 - Significant Unobservable Inputs                                   -
                                                            --------------------
                                                               $1,591,481,462
                                                            ====================

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,742,202,318
                                                                 ===============
Gross tax appreciation of investments                            $   62,588,893
Gross tax depreciation of investments                              (213,309,749)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $ (150,720,856)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VP VISTA(SM) FUND
SEPTEMBER 30, 2008

[american century investments logo and text logo ®]

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AIRLINES - 0.9%
            17,569  AMR Corp.(1)                                    $    172,528
             7,241  Continental Airlines, Inc. Cl B(1)                   120,780
            23,474  Delta Air Lines, Inc.(1)                             174,881
            19,824  Northwest Airlines Corp.(1)                          179,011
             6,336  UAL Corp.                                             55,693
                                                                 ---------------
                                                                         702,893
                                                                 ---------------
BEVERAGES - 0.5%
             9,229  Central European
                    Distribution Corp.(1)                                419,089
                                                                 ---------------
BIOTECHNOLOGY - 1.9%
            10,859  Alexion Pharmaceuticals Inc.(1)                      426,759
             6,222  Cephalon, Inc.(1)                                    482,143
            20,542  CSL Ltd. ORD                                         619,726
                                                                 ---------------
                                                                       1,528,628
                                                                 ---------------
CAPITAL MARKETS - 1.7%
             2,087  BlackRock, Inc.                                      405,922
            10,023  Lazard Ltd. Cl A                                     428,583
            14,020  Raymond James Financial, Inc.                        462,379
             1,781  Stifel Financial Corp.(1)                             88,872
                                                                 ---------------
                                                                       1,385,756
                                                                 ---------------
CHEMICALS - 4.5%
             6,992  FMC Corp.                                            359,319
             7,302  Intrepid Potash, Inc.(1)                             217,015
            17,333  Monsanto Co.                                       1,715,620
             6,163  Syngenta AG ORD                                    1,308,597
                                                                 ---------------
                                                                       3,600,551
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
             3,888  Hancock Holding Co.                                  198,288
            17,935  TCF Financial Corp.                                  322,830
                                                                 ---------------
                                                                         521,118
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
            12,697  Waste Connections, Inc.(1)                           435,507
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.8%
            81,954  Quanta Services, Inc.(1)                           2,213,578
                                                                 ---------------
CONTAINERS & PACKAGING - 2.1%
            48,515  Crown Holdings Inc.(1)                             1,077,518

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            38,084  Temple-Inland Inc.                                   581,162
                                                                 ---------------
                                                                       1,658,680
                                                                 ---------------
DIVERSIFIED - 3.0%
            17,984  Midcap SPDR Trust Series 1                         2,378,384
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 3.6%
            37,386  Corinthian Colleges Inc.(1)                          560,790
             9,718  DeVry Inc.                                           481,430
            16,622  ITT Educational Services Inc.(1)                   1,344,886
             2,281  Strayer Education, Inc.                              456,793
                                                                 ---------------
                                                                       2,843,899
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.8%
            12,622  Energy Conversion Devices Inc.(1)                    735,232
             3,228  First Solar Inc.(1)                                  609,801
            18,099  JA Solar Holdings Co., Ltd. ADR(1)                   191,487
             7,911  Vestas Wind Systems AS ORD(1)                        688,814
                                                                 ---------------
                                                                       2,225,334
                                                                 ---------------
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 0.8%
            15,706  Amphenol Corp. Cl A                                  630,439
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.7%
            19,456  Dresser-Rand Group Inc.(1)                           612,280
             8,994  Helmerich & Payne, Inc.                              388,451
            17,392  Smith International, Inc.                          1,019,867
            35,829  Weatherford International Ltd.(1)                    900,741
                                                                 ---------------
                                                                       2,921,339
                                                                 ---------------
FOOD PRODUCTS - 3.9%
            18,605  Dean Foods Co.(1)                                    434,613
            34,333  H.J. Heinz Co.                                     1,713,560
             7,495  Kellogg Co.                                          420,470
             6,884  Ralcorp Holdings, Inc.(1)                            464,050
             1,420  TreeHouse Foods, Inc.(1)                              42,174
                                                                 ---------------
                                                                       3,074,867
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.1%
            32,177  Covidien Ltd.                                      1,729,835
            10,864  Edwards Lifesciences Corp.(1)                        627,505
             9,896  St. Jude Medical, Inc.(1)                            430,377
            22,133  Varian Medical Systems, Inc.(1)                    1,264,458
                                                                 ---------------
                                                                       4,052,175
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.3%

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            26,962  Express Scripts, Inc.(1)                           1,990,335
            40,973  Medco Health Solutions Inc.(1)                     1,843,785
            41,510  Omnicare, Inc.                                     1,194,243
                                                                 ---------------
                                                                       5,028,363
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
            18,222  Panera Bread Co. Cl A(1)                             927,500
                                                                 ---------------
HOUSEHOLD DURABLES - 1.6%
             7,538  KB Home                                              148,348
            12,998  Meritage Homes Corp.(1)                              321,051
               564  NVR, Inc.(1)                                         322,608
            10,595  Pulte Homes Inc.                                     148,012
            13,265  Toll Brothers Inc.(1)                                334,676
                                                                 ---------------
                                                                       1,274,695
                                                                 ---------------
INSURANCE - 1.0%
             9,053  Aon Corp.                                            407,023
            13,021  Marsh & McLennan
                    Companies, Inc.                                      413,547
                                                                 ---------------
                                                                         820,570
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.6%
            28,104  Netease.com ADR(1)                                   640,771
            11,713  Sohu.com Inc.(1)                                     653,000
                                                                 ---------------
                                                                       1,293,771
                                                                 ---------------
IT SERVICES - 0.8%
             1,251  MasterCard Inc. Cl A                                 221,840
            23,891  VeriFone Holdings Inc.(1)                            395,157
                                                                 ---------------
                                                                         616,997
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 4.9%
            29,320  PAREXEL International Corp.(1)                       840,311
            10,797  Pharmaceutical Product
                    Development, Inc.                                    446,456
            47,774  Thermo Fisher Scientific Inc.(1)                   2,627,570
                                                                 ---------------
                                                                       3,914,337
                                                                 ---------------
MACHINERY - 2.4%
             9,200  Bucyrus International, Inc.                          411,056
            17,214  Flowserve Corp.                                    1,528,087
                                                                 ---------------
                                                                       1,939,143
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
METALS & MINING - 0.4%
             6,378  Cleveland-Cliffs Inc.                                337,651
                                                                 ---------------
MULTILINE RETAIL - 3.5%
            29,317  Big Lots, Inc.(1)                                    815,892
            53,891  Dollar Tree, Inc.(1)                               1,959,477
                                                                 ---------------
                                                                       2,775,369
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.3%
             7,789  Alpha Natural Resources, Inc.(1)                     400,588
             9,363  Continental Resources, Inc.(1)                       367,310
            51,780  Petrohawk Energy Corp.(1)                          1,120,002
            13,422  Southwestern Energy Co.(1)                           409,908
             5,037  Whiting Petroleum Corp.(1)                           358,937
                                                                 ---------------
                                                                       2,656,745
                                                                 ---------------
PERSONAL PRODUCTS - 0.9%
             9,019  Chattem, Inc.(1)                                     705,105
                                                                 ---------------
PHARMACEUTICALS - 1.8%
            37,343  Perrigo Co.                                        1,436,212
                                                                 ---------------
PROFESSIONAL SERVICES - 1.2%
            13,242  FTI Consulting, Inc.(1)                              956,602
                                                                 ---------------
ROAD & RAIL - 4.9%
            15,940  CSX Corp.                                            869,846
            12,668  J.B. Hunt Transport Services, Inc.                   422,731
            19,437  Kansas City Southern
                    Industries, Inc.(1)                                  862,225
            10,311  Norfolk Southern Corp.                               682,691
            14,903  Union Pacific Corp.                                1,060,498
                                                                 ---------------
                                                                       3,897,991
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.7%
            31,286  Altera Corp.                                         646,994
            11,874  Broadcom Corp. Cl A(1)                               221,213
            17,224  LDK Solar Co., Ltd. ADR(1)                           517,064
            34,708  Microsemi Corp.(1)                                   884,360
            88,823  PMC-Sierra, Inc.(1)                                  659,067
                                                                 ---------------
                                                                       2,928,698
                                                                 ---------------
SOFTWARE - 4.1%
           126,457  Activision Blizzard, Inc.(1)                       1,951,231
            18,577  McAfee Inc.(1)                                       630,875

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            33,707  Symantec Corp.(1)                                    659,983
                                                                 ---------------
                                                                       3,242,089
                                                                 ---------------
SPECIALTY RETAIL - 9.1%
            11,131  Advance Auto Parts, Inc.                             441,455
            29,925  Children's Place Retail
                    Stores, Inc. (The)(1)                                997,999
            26,554  Collective Brands, Inc.(1)                           486,204
            29,186  Foot Locker, Inc.                                    471,646
            11,551  GameStop Corp. Cl A(1)                               395,160
             9,891  Hibbett Sports Inc.(1)                               198,018
            17,652  PetSmart, Inc.                                       436,181
            48,439  Ross Stores, Inc.                                  1,783,039
            41,878  TJX Companies, Inc. (The)                          1,278,117
            25,007  Urban Outfitters Inc.(1)                             796,973
                                                                 ---------------
                                                                       7,284,792
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
            25,659  Jones Apparel Group, Inc.                            474,948
             6,794  Under Armour, Inc. Cl A(1)                           215,777
             9,541  Warnaco Group Inc. (The)(1)                          432,112
                                                                 ---------------
                                                                       1,122,837
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.4%
            60,295  Hudson City Bancorp, Inc.                          1,112,443
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.5%
             5,018  Grainger (W.W.), Inc.                                436,415
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 4.3%
            34,807  NII Holdings, Inc.(1)                              1,319,881
            81,035  SBA Communications Corp.
                    Cl A(1)                                            2,096,376
                                                                 ---------------
                                                                       3,416,257
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 98.8%                                   78,716,819
(Cost $78,649,465)                                               ---------------

OTHER ASSETS AND LIABILITIES - 1.2%                                      978,219
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 79,695,038
                                                                 ===============

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                    Settlement                            Unrealized
to Sell                         Date               Value           Gain (Loss)
--------------------------------------------------------------------------------
  581,752  AUD for USD        10/31/08          $  460,037          $(1,828)
  933,695  CHF for USD        10/31/08             833,559           25,110
2,515,698  DKK for USD        10/31/08             476,334            6,925
                                              ----------------------------------
                                                $1,769,930          $30,207
                                              ==================================
(Value on Settlement Date $1,800,137)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
SPDR = Standard & Poor's Depositary Receipt
USD = United States Dollar
(1) Non-income producing.

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price.
Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of September
30, 2008:

                                                                    UNREALIZED GAIN (LOSS) ON
                                               VALUE OF INVESTMENT       OTHER FINANCIAL
              VALUATION INPUTS                      SECURITIES              INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                           $76,099,682                      -
Level 2 - Other Significant Observable Inputs       2,617,137                $30,207
Level 3 - Significant Unobservable Inputs                  -                       -
                                               ----------------------------------------------
                                                  $78,716,819                $30,207
                                               ==============================================
* Includes forward foreign currency exchange contracts.

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
3. FEDERAL TAX INFORMATION

As of September 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $79,304,875
                                                                 ===============
Gross tax appreciation of investments                               $ 5,813,361
Gross tax depreciation of investments                                (6,401,417)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $  (588,056)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    November 21, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    November 21, 2008

By:      /s/ Robert J. Leach
         ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    November 21, 2008